John Hancock
Lifecycle Portfolios

CLASS A, CLASS B AND CLASS C SHARES
Lifecycle 2045 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2010 Portfolio

Lifecycle Retirement Portfolio

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

This prospectus provides information about the nine Lifecycle Portfolios (each referred to as a “Portfolio”), which are funds of John Hancock Funds II (“JHF II”). Each of the Portfolios is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”), and may also invest in other affiliated funds (each referred to as a “Fund”) of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a “Nonaffiliated Underlying Fund”). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). Each Portfolio (except the Retirement Portfolio) seeks to provide an asset allocation strategy designed for investors planning to retire in a specific year by means of selected investment allocations among the Underlying Funds. The Retirement Portfolio seeks to provide an asset allocation strategy designed to provide a level of return able to sustain systematic withdrawals for investors who have already retired.

This prospectus relates to the Class A, B and C shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Portfolios, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolios, be sure to read all risk disclosure carefully before investing.

The Lifecycle Portfolios

Each Portfolio is a “fund of funds,” which invests in a number of Underlying Funds. The subadviser to each Portfolio allocates the assets of the Portfolio among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time (except in the case of the Retirement Portfolio). Each Portfolio’s name refers to the approximate retirement year of the investors for whom the Portfolio’s asset allocation strategy is designed (except in the case of the Retirement Portfolio). For example, as of October 1, 2007, the Lifecycle 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a relatively aggressive target asset allocation of 100% of its assets in Underlying Funds that invest primarily in equity securities. By contrast, the Lifecycle 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a more conservative target asset allocation of approximately 58% of its assets invested in equity Underlying Funds and approximately 42% of its assets invested in fixed income Underlying Funds, as of October 1, 2007.

TARGET ALLOCATION CHART

		Target allocation among Underlying Funds
	Retirement year	as of October 1, 2007
Lifecycle Portfolio	(assumes retirement age of 65)	Equity funds	Fixed income funds
2045	2043 – 2047	100%	0%
2040	2038 – 2042	100%	0%
2035	2033 – 2037	98%	2%
2030	2028 – 2032	95%	5%
2025	2023 – 2027	89%	11%
2020	2018 – 2022	81%	19%
2015	2013 – 2017	70%	30%
2010	2008 – 2012	58%	42%
Retirement	Post Retirement	50%	50%

The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio’s holdings of particular asset classes or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Retirement Portfolio.) As the glide path shows, each Portfolio’s asset mix becomes more conservative as time elapses. This reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since a Portfolio may be a primary source of income for you after retirement.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class based on the subadviser’s market outlook.

Each Portfolio has a target allocation for the broad asset classes of equities and fixed income. These target allocations are not expected to vary from the prescribed glide path formula (the neutral allocations) by more than plus or minus ten percentage points (except in the case of the Retirement Portfolio). Although the subadviser will not generally vary beyond the ten percentage point target allocation range, the subadviser may at times determine in light of market or economic conditions that this range should be exceeded to protect a Portfolio or to help it achieve its objective. For the Retirement Portfolio, the neutral allocations are 50% fixed income and 50% equity, however the target allocations are expected to change based on the Portfolio’s asset allocation strategy. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money.

GLIDE PATH CHART

COMBINATION WITH RETIREMENT PORTFOLIO
JHF II’s Board of Trustees may, in its discretion, determine to combine a Portfolio with the Retirement Portfolio at any time on or after December 31 of the designated retirement year of a Portfolio (other than the Retirement Portfolio) or when the target allocation of a Portfolio (other than the Retirement Portfolio) matches the target allocation of the Retirement Portfolio. In such event, the Portfolio’s shareholders will become shareholders of the Retirement Portfolio. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination. After December 31 of the designated retirement year of a Portfolio, that Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

SUBADVISER
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios and formulates a continuous investment program for each Portfolio consistent with its investment goal and strategies.

Deutsche Investment Management Americas Inc. (“DeAM”) provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”) provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Lifecycle Retirement Portfolio.

 Lifecycle 2045 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47803M424

Class B
Ticker	JLJBX
CUSIP	47803M416

Class C
Ticker	JLJCX
CUSIP	47803M390

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.58%	4.22%	4.05%

Total Portfolio operating expenses	1.94%	5.28%	5.11%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.32%	3.98%	3.79%

Net Portfolio operating expenses	0.62%	1.30%	1.32%

Underlying Funds expenses[6]	0.81%	0.81%	0.81%

Net Portfolio operating expenses and Underlying Funds expenses	1.43%	2.11%	2.13%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$638	$1,192	$1,770	$3,335

Class B with redemption	$714	$1,754	$2,866	$4,972

Class B without redemption	$214	$1,454	$2,666	$4,972

Class C with redemption	$316	$1,423	$2,608	$5,475

Class C without redemption	$216	$1,423	$2,608	$5,475

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 9

 Lifecycle 2040 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“EFTs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.’’

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47803M549

Class B
Ticker	JLIBX
CUSIP	47803M531

Class C
Ticker	JLICX
CUSIP	47803M523

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	2.79%	4.11%	4.25%

Total Portfolio operating expenses	3.15%	5.17%	5.31%

Contractual expense reimbursement (at least until 12-31-08)[5]	2.53%	3.87%	4.00%

Net Portfolio operating expenses	0.62%	1.30%	1.31%

Underlying Funds expenses[6]	0.81%	0.81%	0.81%

Net Portfolio operating expenses and Underlying Funds expenses	1.43%	2.11%	2.12%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$638	$1,426	$2,230	$4,313

Class B with redemption	$714	$1,733	$2,827	$5,145

Class B without redemption	$214	$1,433	$2,627	$5,145

Class C with redemption	$315	$1,460	$2,678	$5,604

Class C without redemption	$215	$1,460	$2,678	$5,604

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 11

 Lifecycle 2035 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

12 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47803M663

Class B
Ticker	JLHBX
CUSIP	47803M655

Class C
Ticker	JLHCX
CUSIP	47803M648

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	2.11%	3.21%	3.07%

Total Portfolio operating expenses	2.47%	4.27%	4.13%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.85%	2.97%	2.82%

Net Portfolio operating expenses	0.62%	1.30%	1.31%

Underlying Funds expenses[6]	0.80%	0.80%	0.80%

Net Portfolio operating expenses and Underlying Funds expenses	1.42%	2.10%	2.11%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$637	$1,292	$1,970	$3,769

Class B with redemption	$713	$1,556	$2,497	$4,537

Class B without redemption	$213	$1,256	$2,297	$4,537

Class C with redemption	$314	$1,229	$2,246	$4,794

Class C without redemption	$214	$1,229	$2,246	$4,794

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 13

 Lifecycle 2030 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

14 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47803M788

Class B
Ticker	JLFBX
CUSIP	47803M770

Class C
Ticker	JLFCX
CUSIP	47803M762

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.66%	2.84%	2.76%

Total Portfolio operating expenses	2.02%	3.90%	3.82%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.39%	2.59%	2.51%

Net Portfolio operating expenses	0.63%	1.31%	1.31%

Underlying Funds expenses[6]	0.78%	0.78%	0.78%

Net Portfolio operating expenses and Underlying Funds expenses	1.41%	2.09%	2.09%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$636	$1,200	$1,788	$3,376

Class B with redemption	$712	$1,478	$2,351	$4,224

Class B without redemption	$212	$1,178	$2,151	$4,224

Class C with redemption	$312	$1,163	$2,121	$4,550

Class C without redemption	$212	$1,163	$2,121	$4,550

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 15

 Lifecycle 2025 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

16 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	41015E262

Class B
Ticker	JLEBX
CUSIP	41015E254

Class C
Ticker	JLECX
CUSIP	41015E247

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.89%	2.76%	2.75%

Total Portfolio operating expenses	2.25%	3.82%	3.81%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.62%	2.51%	2.49%

Net Portfolio operating expenses	0.63%	1.31%	1.32%

Underlying Funds expenses[6]	0.77%	0.77%	0.77%

Net Portfolio operating expenses and Underlying Funds expenses	1.40%	2.08%	2.09%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$635	$1,242	$1,872	$3,561

Class B with redemption	$711	$1,460	$2,316	$4,218

Class B without redemption	$211	$1,160	$2,116	$4,218

Class C with redemption	$312	$1,159	$2,113	$4,535

Class C without redemption	$212	$1,159	$2,113	$4,535

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 17

 Lifecycle 2020 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

18 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	41015E387

Class B
Ticker	JLDBX
CUSIP	41015E379

Class C
Ticker	JLDCX
CUSIP	41015E361

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.23%	2.23%	2.46%

Total Portfolio operating expenses	1.59%	3.29%	3.52%

Contractual expense reimbursement (at least until 12-31-08)[5]	0.95%	1.97%	2.20%

Net Portfolio operating expenses	0.64%	1.32%	1.32%

Underlying Funds expenses[6]	0.75%	0.75%	0.75%

Net Portfolio operating expenses and Underlying Funds expenses	1.39%	2.07%	2.07%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$634	$1,107	$1,606	$2,973

Class B with redemption	$710	$1,350	$2,106	$3,749

Class B without redemption	$210	$1,050	$1,906	$3,749

Class C with redemption	$310	$1,095	$1,994	$4,298

Class C without redemption	$210	$1,095	$1,994	$4,298

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 19

 Lifecycle 2015 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

20 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	41015E510

Class B
Ticker	JLBBX
CUSIP	41015E494

Class C
Ticker	JLBCX
CUSIP	41015E486

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	1.83%	2.22%	2.95%

Total Portfolio operating expenses	2.19%	3.28%	4.01%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.56%	1.96%	2.69%

Net Portfolio operating expenses	0.63%	1.32%	1.32%

Underlying Funds expenses[6]	0.77%	0.77%	0.77%

Net Portfolio operating expenses and Underlying Funds expenses	1.40%	2.09%	2.09%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$635	$1,230	$1,849	$3,511

Class B with redemption	$712	$1,354	$2,111	$3,893

Class B without redemption	$212	$1,054	$1,911	$3,893

Class C with redemption	$312	$1,198	$2,188	$4,683

Class C without redemption	$212	$1,198	$2,188	$4,683

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 21

 Lifecycle 2010 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

22 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	41015E635

Class B
Ticker	JLABX
CUSIP	41015E627

Class C
Ticker	JLACX
CUSIP	41015E619

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	2.09%	4.07%	3.14%

Total Portfolio operating expenses	2.45%	5.13%	4.20%

Contractual expense reimbursement (at least until 12-31-08)[5]	1.82%	3.83%	2.88%

Net Portfolio operating expenses	0.63%	1.30%	1.32%

Underlying Funds expenses[6]	0.75%	0.75%	0.75%

Net Portfolio operating expenses and Underlying Funds expenses	1.38%	2.05%	2.07%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$633	$1,275	$1,940	$3,709

Class B with redemption	$708	$1,708	$2,787	$4,948

Class B without redemption	$208	$1,408	$2,587	$4,948

Class C with redemption	$310	$1,230	$2,250	$4,806

Class C without redemption	$210	$1,230	$2,250	$4,806

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 23

 Lifecycle Retirement Portfolio

Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio may invest in various Funds of the John Hancock funds complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in Underlying Funds.

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

24 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Retirement target allocation risk

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class A
CUSIP	47804A304

Class B
CUSIP	47804A403

Class C
CUSIP	47804A502

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee[4]	0.11%	0.11%	0.11%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	0.83%	2.06%	1.48%

Total Portfolio operating expenses	1.24%	3.17%	2.59%

Contractual expense reimbursement (at least until 12-31-08)[5]	0.56%	1.81%	1.21%

Net Portfolio operating expenses	0.68%	1.36%	1.38%

Underlying Funds expenses[6]	0.70%	0.70%	0.70%

Net Portfolio operating expenses and Underlying Funds expenses	1.38%	2.06%	2.08%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$633	$1,027	$1,445	$2,608

Class B with redemption	$709	$1,315	$2,039	$3,556

Class B without redemption	$209	$1,015	$1,839	$3,556

Class C with redemption	$311	$900	$1,612	$3,503

Class C without redemption	$211	$900	$1,612	$3,503

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See “Portfolio Details — Management Fees” for further information.
5	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
6	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see “Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 25

Other permitted investments

A Portfolio may directly:

■	Purchase U.S. government securities and short-term paper.
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
■	Purchase domestic and foreign equity and fixed-income securities.
■	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
■	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.
■	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
■	Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
■	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities- linked derivatives.

A Portfolio may use various investment strategies such as hedging and other related transactions. For example, a Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. A Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in both the prospectus and the Statement of Additional Information (“SAI”).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Temporary defensive investing

A Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

■	meeting redemption requests,
■	making other anticipated cash payments, or
■	protecting a Portfolio in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Management of a Portfolio

Subject to the limitations described above, a Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by a Portfolio. Such adjustments may be made, for example, to increase or decrease a Portfolio’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

26 PORTFOLIOS

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

■	A front-end sales charge, as described in the section “How sales charges are calculated.”
■	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”
■	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A 1.00% CDSC on shares sold within one year of purchase.
■	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

The retirement plan types listed below not currently invested in Class A, Class B and Class C shares of John Hancock funds are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such retirement plans (“Retirement Plans”) are: pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts (except for Rollover IRA accounts for participants whose plans are invested in John Hancock funds Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares), retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) accounts and other individual retirement accounts, and certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Securities Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

YOUR ACCOUNT 27

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third party administrator for the plan a one time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares or Class I shares of any John Hancock fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock fund held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their net asset value (“NAV”) per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

28 YOUR ACCOUNT

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

■	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
■	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
■	Combination Privilege — lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

■	to make payments through certain systematic withdrawal plans
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	redemptions pursuant to a fund’s right to liquidate an account less than $1,000
■	to make certain distributions from a retirement plan
■	because of shareholder death or disability

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

■	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
■	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
■	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
■	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA
■	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
■	individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted
■	participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	participants in certain retirement plans with at least 100 eligible employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds
■	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Code, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

YOUR ACCOUNT 29

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

■	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” for additional details)
■	dividend reinvestments (see “Dividends and account policies” for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

■	non-retirement account: $1,000

■	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

■	group investments: $250

■	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month

■	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See Mutual Fund Account Application for more details.

30 YOUR ACCOUNT

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Log on to the Web site below to process exchanges between funds. ■ Call EASI-Line for automated service. ■ Call your financial representative or Customer Service to request an exchange.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain your wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

■ Complete the “Bank Information” section on your account application.

■ Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call EASI-Line for automated service.

■ Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 31

Selling shares

To sell some or all of your shares

By letter
■ Accounts of any type. ■ Sales of any amount.
■ Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
■ Most accounts. ■ Sales of up to $100,000.	■ Log on to the Web site below to initiate redemptions from your fund.

By phone
■ Most accounts. ■ Sales of up to $100,000.	■ Call EASI-Line for automated service. ■ Call our financial representative or call Customer Service between 8 a.m. and 7 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Requests by Internet or phone to sell up to $100,000.
■ To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

■ Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
■ Accounts of any type. ■ Sales of any amount.
■ Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

■ Log on to the Web site below to process exchanges between your funds.

■ Call EASI-Line for automated service.

■ Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

32 YOUR ACCOUNT

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
■ Letter of instruction.

■ On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	■ Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 33

Transaction policies

Valuation of shares

The NAV per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m., Eastern Time). The NAV for the fund is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. The prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These

34 YOUR ACCOUNT

investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

YOUR ACCOUNT 35

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund, other than the Lifecycle Retirement Portfolio, generally declares and pays income dividends annually. The Lifecycle Retirement Portfolio declares and pays dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional investor services

Monthly automatic accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

■	Complete the appropriate parts of your account application.
■	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

■	Make sure you have at least $5,000 worth of shares in your account.
■	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
■	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
■	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
■	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Restrictions on 403(b)(7) Plans Accounts

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another

36 YOUR ACCOUNT

403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 37

 Risks of investing in the Portfolios

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk
The Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio’s asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

Target allocation risks
The “Target Allocation Chart” illustrates the Portfolios’ target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Portfolio is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Portfolio is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Portfolio is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Portfolio is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Portfolio is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Portfolio is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Portfolio is 100% equity securities and 0% fixed income securities; and Lifecycle 2045 Portfolio is 100% equity securities and 0% fixed income securities. When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a Portfolio gets closer to its target date a Portfolio’s asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed income securities.” A Portfolio’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

Retirement target allocation risk
The initial target allocation for the Lifecycle Retirement Portfolio is 50% equity securities and 50% fixed income securities, also see the “Target Allocation Chart.” When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.”

38 RISKS OF INVESTING IN THE PORTFOLIOS

 Information about the Underlying Funds

Risks of investing in the Underlying Funds

By owning shares of Underlying Funds, a Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging, derivatives and other strategic transactions risk,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the

INFORMATION ABOUT THE UNDERLYING FUNDS 39

companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries,

40 INFORMATION ABOUT THE UNDERLYING FUNDS

nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions

INFORMATION ABOUT THE UNDERLYING FUNDS 41

are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

These investment strategies and securities are described further in the SAI.

42 INFORMATION ABOUT THE UNDERLYING FUNDS

Description of Funds

A Portfolio may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of the John Hancock funds complex: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds’ investment goals and principal strategies. Additional investment practices are described in JHF II’s SAI and in the prospectus for these Funds. A Portfolio may also invest in other Underlying Funds not described in the chart.

Fixed-Income Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Bond Fund Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC	0.68%	Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

Core Bond Fund Wells Capital Management, Incorporated	0.77%	Seeks total return consisting of income and capital appreciation by normally investing in a broad range of investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Floating Rate Income Fund Western Asset Management Company	0.77%	Seeks a high level of current income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

Global Bond Fund Pacific Investment Management Company LLC	0.81%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

High Income Fund MFC Global Investment Management (U.S.), LLC	0.73%	Seeks high current income by normally investing at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

High Yield Fund Western Asset Management Company	0.70%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

Income Fund Franklin Advisers, Inc.	0.41%	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

Investment Quality Bond Fund Wellington Management Company, LLP	0.73%	Seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

INFORMATION ABOUT THE UNDERLYING FUNDS 43

Real Return Bond Fund Pacific Investment Management Company LLC	0.74%	Seeks maximum real return, consistent with preservation of real capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Spectrum Income Fund T. Rowe Price Associates, Inc.	0.86%	Seeks a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as “junk bonds”).

Strategic Bond Fund Western Asset Management Company	0.76%	Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund’s assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund’s investment goal.

Strategic Income Fund MFC Global Investment Management (U.S.), LLC	0.78%	Seeks a high level of current income by normally investing primarily in: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Total Bond Market Fund Declaration Management & Research LLC	0.56%	Seeks to track the performance of the Lehman Brothers Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an intermediate-term bond fund of high and medium credit quality.

Total Return Fund Pacific Investment Management Company LLC	0.78%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

U.S. Government Securities Fund Western Asset Management Company	0.71%	Seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

U.S. High Yield Bond Fund Wells Capital Management, Incorporated	0.79%	Seeks total return with a high level of current income by normally investing primarily in below investment-grade debt securities (commonly known as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

All Cap Core Fund Deutsche Investment Management Americas Inc.	0.83%	Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.

All Cap Growth Fund A I M Capital Management, Inc.	0.92%	Seeks long-term capital appreciation by normally investing its assets principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

44 INFORMATION ABOUT THE UNDERLYING FUNDS

All Cap Value Fund Lord, Abbett & Co. LLC	0.88%	Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

Blue Chip Growth Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to achieve long-term growth of capital (current income is a secondary objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

Capital Appreciation Fund Jennison Associates LLC	0.76%	Seeks long-term growth of capital by investing at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

Core Allocation Plus Fund Wellington Management Company	1.06%	Seeks total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Core Equity Fund Legg Mason Capital Management, Inc.	0.81%	Seeks long-term capital growth by normally investing primarily in equity securities that, in the subadviser’s opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value.

Dynamic Growth Fund Deutsche Investment Management Americas Inc.	1.05%	Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Emerging Growth Fund MFC Global Investment Management (U.S.), LLC	0.83%	Seeks superior long-term rates of return through capital appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

Emerging Markets Value Fund Dimensional Fund Advisors LP	1.10%	Seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

Emerging Small Company Fund RCM Capital Management LLC	1.02%	Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

Equity-Income Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Fundamental Value Fund Davis Selected Advisers, L.P.	0.80%	Seeks growth of capital by normally investing in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

Global Allocation Fund UBS Global Asset Management (Americas) Inc.	1.00%	Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

INFORMATION ABOUT THE UNDERLYING FUNDS 45

Global Fund Templeton Global Advisors Limited	1.00%	Seeks long-term capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

Global Real Estate Fund Deutsche Investment Management Americas Inc.	1.08%	Seeks to achieve a combination of long-term capital appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment trusts (“REIT”) and real estate companies including foreign REITs and real estate companies.

Index 500 Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.

International Equity Index Fund SSgA Funds Management, Inc.	0.56%	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of August 31, 2007, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $93.4 million to $220.8 billion.

International Opportunities Fund Marsico Capital Management, LLC	0.99%	Seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

International Small Cap Fund Templeton Investment Counsel, LLC	1.11%	Seeks long-term capital appreciation by investing primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less (“small-company securities”).

International Small Company Fund Dimensional Fund Advisors LP	1.11%	Seeks long-term capital appreciation by primarily investing its assets in equity securities of non-U.S. small companies of developed markets under normal market conditions.

International Value Fund Templeton Investment Counsel, Inc.	0.93%	Seeks long-term growth of capital by normally investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Large Cap Fund UBS Global Asset Management (Americas) Inc.	0.76%	Seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

Large Cap Value Fund BlackRock Investment Management, LLC	0.86%	Seeks long-term growth of capital by investing, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investments purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.

Mid Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.

Mid Cap Intersection Fund Wellington Management Company, LLP	0.94%	Seeks long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.

46 INFORMATION ABOUT THE UNDERLYING FUNDS

Mid Cap Stock Fund Wellington Management Company, LLP	0.88%	Seeks long-term growth of capital by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index.

Mid Cap Value Equity Fund RiverSource Investments, LLC	0.94%	Seeks to provide long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.

Mid Cap Value Fund Lord, Abbett & Co. LLC	0.91%	Seeks capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.

Natural Resources Fund Wellington Management Company, LLP	1.09%	Seeks long-term total return by normally investing primarily in equity and equity-related securities of natural resource-related companies worldwide.

Optimized Value Fund MFC Global Investment Management (U.S.A.) Limited	0.69%	Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

Quantitative All Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.80%	Seeks long-term growth of capital by normally investing primarily in equity securities of U.S. companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Quantitative Mid Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.81%	Seeks long-term growth of capital by normally investing at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

Real Estate Equity Fund T. Rowe Price Associates, Inc.	0.87%	Seeks to provide long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.

Real Estate Securities Fund Deutsche Investment Management Americas Inc.	0.75%	Seeks to achieve a combination of long-term capital appreciation and current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies.

Science & Technology Fund T. Rowe Price Associates, Inc. and RCM Capital Management LLC	1.15%	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Fund Independence Investments LLC	0.90%	Seeks maximum capital appreciation consistent with reasonable risk to principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.

Small Cap Growth Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing primarily in small-cap companies believed to offer above average potential for growth in revenues and earnings.

Small Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.54%	Seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 47

Small Cap Opportunities Fund Munder Capital Management	1.04%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

Small Cap Value Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

Small Company Fund American Century Investment Management, Inc.	1.20%	Seeks long-term capital growth by normally investing primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the Fund’s portfolio of stocks.

Small Company Growth Fund A I M Capital Management, Inc.	1.11%	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

Small Company Value Fund T. Rowe Price Associates, Inc.	1.01%	Seeks long-term growth of capital by investing primarily in small companies whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

Total Stock Market Index Fund MFC Global Investment Management (U.S.A.) Limited	0.56%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

U.S. Global Leaders Growth Fund Sustainable Growth Advisers, L.P.	0.72%	Seeks long-term growth of capital by normally investing primarily in common stocks of “U.S. Global Leaders” companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

U.S. Multi-Sector Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.80%	Seeks long-term capital appreciation. The Fund normally invests in securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.

Value & Restructuring Fund UST Advisers, Inc.	0.86%	Seeks long-term capital appreciation by investing primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

Value Fund Morgan Stanley Investment Management Inc. d/b/a Van Kampen	0.99%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.

Vista Fund American Century Investment Management, Inc.	0.97%	Seeks long-term capital growth by normally investing in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

48 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Funds — John Hancock Funds III

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

Global Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.17%	Seeks to achieve high total return by seeking to outperform its benchmark, the S&P/Citigroup Primary Market Index (“PMI”) World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the world’s developed markets.

Growth Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

International Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.10%	Seeks to achieve high total return by seeking to outperform its benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

Intrinsic Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

U.S. Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

U.S. Quality Equity Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.

Equity Funds — John Hancock Investment Trust

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Small Cap Intrinsic Value Fund MFC Global Investment Management (U.S.), LLC	0.92%	The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Value Index, which was $19 million to $5.08 billion as of November 30, 2007).

INFORMATION ABOUT THE UNDERLYING FUNDS 49

 Portfolio details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the investment goal of the Portfolios without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Sub-subadviser

MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199-7603
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

A Portfolio pays the Adviser a management fee for its services to the Portfolio. The management fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

Fee table for Affiliated Fund Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.060%	0.050%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Other Assets of each Portfolio.

Fee table for Other Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.510%	0.500%

50 PORTFOLIO DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Portfolios and retains and compensates an investment subadviser to manage the assets of the Portfolios. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.), in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.). MFC Global (U.S.) assists in providing portfolio management to MFC Global (U.S.A.) in the management of the Lifecycle Retirement Portfolio.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, the sub-subadviser is compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

PORTFOLIO DETAILS 51

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Barry Evans
(since inception), co-portfolio manager
— portfolio management team member for the Lifecycle Retirement Portfolio — President and Chief Fixed Income Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. — joined John Hancock Advisers, the sister firm of MFC Global (U.S.), in 1986

Steve Orlich
(since inception), co-portfolio manager
— Vice President and Senior Portfolio Manager of Asset Allocation — joined MFC Global (U.S.) in 1998

Demetrius Schetakis
(since 2007), leader of portfolio management team for the Lifecycle Retirement Portfolio
— joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985

Mark Schmeer
(since inception), co-portfolio manager
— portfolio management team member for the Lifecycle Retirement Portfolio — Senior Vice President and Managing Director, North American Equities, for MFC Global (U.S.) as well as Chief Investment Officer of MFC Global (U.S.) — joined MFC Global (U.S.) in 1995

Scott Warlow
(since 2007), co-portfolio manager
— Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios — joined MFC Global (U.S.) in 2002

52 PORTFOLIO DETAILS

Financial highlights

The financial highlights table below for the Portfolios are intended to help investors understand the financial performance of the Portfolios for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolios as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.04)

Net realized and unrealized gain (loss) on investments	1.22

Total from investment operations	1.18

Less distributions

From net investment income	(0.06)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.94

Total return[2] (%)	11.97	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	1.94	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.45	) [7]

Net assets, end of period (in thousands)	1,348

Portfolio turnover (%)	5	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.12

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.89

Total return[2] (%)	11.33	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.28	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.30	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.57	) [7]

Net assets, end of period (in thousands)	145

Portfolio turnover (%)	5	[6]

PORTFOLIO DETAILS 53

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.06)

Net realized and unrealized gain (loss) on investments	1.18

Total from investment operations	1.12

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.89

Total return[2] (%)	11.33	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.11	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.63	) [7]

Net assets, end of period (in thousands)	152

Portfolio turnover (%)	5	[6]

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.02)

Net realized and unrealized gain (loss) on investments	1.20

Total from investment operations	1.18

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.96

Total return[2] (%)	11.99	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.15	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.18	) [7]

Net assets, end of period (in thousands)	584

Portfolio turnover (%)	3	[6]

54 PORTFOLIO DETAILS

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.12

Less distributions

From net investment income	(0.04)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.91

Total return[2] (%)	11.35	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.17	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.30	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.58	) [7]

Net assets, end of period (in thousands)	157

Portfolio turnover (%)	3	[6]

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.12

Less distributions

From net investment income	(0.04)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.91

Total return[2] (%)	11.35	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.31	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.56	) [7]

Net assets, end of period (in thousands)	127

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 55

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.02)

Net realized and unrealized gain (loss) on investments	1.20

Total from investment operations	1.18

Less distributions

From net investment income	(0.04)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$11.02

Total return[2] (%)	11.92	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.47	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.20	) [7]

Net assets, end of period (in thousands)	610

Portfolio turnover (%)	4	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.06)

Net realized and unrealized gain (loss) on investments	1.18

Total from investment operations	1.12

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.97

Total return[2] (%)	11.28	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	4.27	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.30	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.62	) [7]

Net assets, end of period (in thousands)	396

Portfolio turnover (%)	4	[6]

56 PORTFOLIO DETAILS

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.06)

Net realized and unrealized gain (loss) on investments	1.18

Total from investment operations	1.12

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.97

Total return[2] (%)	11.28	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	4.13	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.66	) [7]

Net assets, end of period (in thousands)	243

Portfolio turnover (%)	4	[6]

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.02)

Net realized and unrealized gain (loss) on investments	1.14

Total from investment operations	1.12

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.91

Total return[2] (%)	11.38	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.02	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.23	) [7]

Net assets, end of period (in thousands)	1,135

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 57

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.10

Total from investment operations	1.05

Less distributions

From net investment income	(0.05)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.85

Total return[2] (%)	10.64	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.90	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.57	) [7]

Net assets, end of period (in thousands)	298

Portfolio turnover (%)	3	[6]

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.05)

Net realized and unrealized gain (loss) on investments	1.10

Total from investment operations	1.05

Less distributions

From net investment income	(0.05)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.85

Total return[2] (%)	10.64	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.82	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.59	) [7]

Net assets, end of period (in thousands)	551

Portfolio turnover (%)	3	[6]

58 PORTFOLIO DETAILS

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.02

Net realized and unrealized gain (loss) on investments	1.03

Total from investment operations	1.05

Less distributions

From net investment income	(0.07)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.85

Total return[2] (%)	10.57	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.25	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.19	[7]

Net assets, end of period (in thousands)	661

Portfolio turnover (%)	3	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.03)

Net realized and unrealized gain (loss) on investments	1.01

Total from investment operations	0.98

Less distributions

From net investment income	(0.05)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.80

Total return[2] (%)	9.94	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.82	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.31	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.32	) [7]

Net assets, end of period (in thousands)	257

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 59

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	(0.03)

Net realized and unrealized gain (loss) on investments	1.01

Total from investment operations	0.98

Less distributions

From net investment income	(0.05)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.80

Total return[2] (%)	9.94	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.81	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.32	) [7]

Net assets, end of period (in thousands)	232

Portfolio turnover (%)	3	[6]

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.04

Net realized and unrealized gain (loss) on investments	0.94

Total from investment operations	0.98

Less distributions

From net investment income	(0.07)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.80

Total return[2] (%)	9.87	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	1.59	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.64	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.49	[7]

Net assets, end of period (in thousands)	1,491

Portfolio turnover (%)	7	[6]

60 PORTFOLIO DETAILS

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.01

Net realized and unrealized gain (loss) on investments	0.91

Total from investment operations	0.92

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.75

Total return[2] (%)	9.24	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.29	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.06	[7]

Net assets, end of period (in thousands)	607

Portfolio turnover (%)	7	[6]

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	—	[9]

Net realized and unrealized gain (loss) on investments	0.92

Total from investment operations	0.92

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.75

Total return[2] (%)	9.24	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.52	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	—	[7,16]

Net assets, end of period (in thousands)	613

Portfolio turnover (%)	7	[6]

PORTFOLIO DETAILS 61

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.07

Net realized and unrealized gain (loss) on investments	0.76

Total from investment operations	0.83

Less distributions

From net investment income	(0.09)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.65

Total return[2] (%)	8.37	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.19	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.86	[7]

Net assets, end of period (in thousands)	836

Portfolio turnover (%)	9	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.04

Net realized and unrealized gain (loss) on investments	0.73

Total from investment operations	0.77

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.60

Total return[2] (%)	7.74	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.28	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.46	[7]

Net assets, end of period (in thousands)	458

Portfolio turnover (%)	9	[6]

62 PORTFOLIO DETAILS

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.06

Net realized and unrealized gain (loss) on investments	0.71

Total from investment operations	0.77

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.60

Total return[2] (%)	7.74	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	4.01	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.65	[7]

Net assets, end of period (in thousands)	261

Portfolio turnover (%)	9	[6]

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.12

Net realized and unrealized gain (loss) on investments	0.57

Total from investment operations	0.69

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.54

Total return[2] (%)	6.99	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.45	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.42	[7]

Net assets, end of period (in thousands)	665

Portfolio turnover (%)	17	[6]

PORTFOLIO DETAILS 63

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.11

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.63

Less distributions

From net investment income	(0.08)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.14)

Net asset value, end of period	$10.49

Total return[2] (%)	6.36	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	5.13	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.30	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.23	[7]

Net assets, end of period (in thousands)	131

Portfolio turnover (%)	17	[6]

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.10

Net realized and unrealized gain (loss) on investments	0.54

Total from investment operations	0.64

Less distributions

From net investment income	(0.08)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.14)

Net asset value, end of period	$10.50

Total return[2] (%)	6.46	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	4.20	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.32	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.15	[7]

Net assets, end of period (in thousands)	415

Portfolio turnover (%)	17	[6]

64 PORTFOLIO DETAILS

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS A SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.15

Net realized and unrealized gain (loss) on investments	0.46

Total from investment operations	0.61

Less distributions

From net investment income	(0.20)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.28)

Net asset value, end of period	$10.33

Total return[2] (%)	6.19	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	1.24	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.68	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.82	[7]

Net assets, end of period (in thousands)	4,270

Portfolio turnover (%)	56	[6]

CLASS B SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.15

Net realized and unrealized gain (loss) on investments	0.39

Total from investment operations	0.54

Less distributions

From net investment income	(0.15)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.31

Total return[2] (%)	5.47	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	3.17	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.36	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.69	[7]

Net assets, end of period (in thousands)	387

Portfolio turnover (%)	56	[6]

PORTFOLIO DETAILS 65

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS C SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,17]	0.11

Net realized and unrealized gain (loss) on investments	0.43

Total from investment operations	0.54

Less distributions

From net investment income	(0.15)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.31

Total return[2] (%)	5.48	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	2.59	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.38	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.26	[7]

Net assets, end of period (in thousands)	1,358

Portfolio turnover (%)	56	[6]

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Assumes dividend reinvestment and does not reflect the effect of sales charges.

3	Does not include expenses of the underlying funds in which the Portfolio invests.

4	Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares began operations on 10-30-06.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Annualized.

8	Does not take into consideration expense reductions during the period shown.

9	Less than $0.01 per share.

10	The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.26% and 11.52% for Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3 and Class 1. See Note 1.

11	The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.03%, 10.55% and 10.81% for Class R, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class 1. See Note 1.

12	The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total return would have been 9.48% for Class R1. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R2, Class R3, Class R4, Class R5 and Class 1. See Note 1.

13	The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total returns would have been 7.83%, 7.98% and 8.22% for Class R, Class R1 and Class R2, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1. See Note 1.

14	The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.45%, 6.85%, 6.72%, 6.97% and 7.23% for Class R, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1 and Class 1. See Note 1.

15	The Adviser made a payment to the Portfolio of $21,459. Excluding this payment, total returns would have been 5.37%, 5.45%, 5.63%, 5.80%, 5.67%, 5.97% and 6.17% for Class B, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class C and Class 1. See Note 1.

16	Less than 0.01%.

17	Based on the average of the share outstanding.

66 PORTFOLIO DETAILS

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail:
John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779
© 2007 JOHN HANCOCK FUNDS, LLC LC0PN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Lifecycle Portfolios

CLASS R, R1, R2, R3, R4 AND R5 SHARES
Lifecycle 2045 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2010 Portfolio
Lifecycle Retirement Portfolio

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved these funds determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

This prospectus provides information about the nine Lifecycle Portfolios (each referred to as a “Portfolio”), which are funds of John Hancock Funds II (“JHF II”). Each of the Portfolios is a “fund of funds” that currently invests in a number of other funds of JHF II and John Hancock Funds III (“JHF III”), and may also invest in other affiliated funds (each referred to as a “Fund”) of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a “Nonaffiliated Underlying Fund”). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). Each Portfolio (except the Retirement Portfolio) seeks to provide an asset allocation strategy designed for investors planning to retire in a specific year by means of selected investment allocations among the Underlying Funds. The Retirement Portfolio seeks to provide an asset allocation strategy designed to provide a level of return able to sustain systematic withdrawals for investors who have already retired.

This prospectus relates to the Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Portfolios, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolios, be sure to read all risk disclosure carefully before investing.

The Lifecycle Portfolios

Each Portfolio is a “fund of funds,” which invests in a number of Underlying Funds. The subadviser to each Portfolio allocates the assets of the Portfolio among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time (except in the case of the Retirement Portfolio). Each Portfolio’s name refers to the approximate retirement year of the investors for whom the Portfolio’s asset allocation strategy is designed (except in the case of the Retirement Portfolio). For example, as of October 1, 2007, the Lifecycle 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a relatively aggressive target asset allocation of 100% of its assets in Underlying Funds that invest primarily in equity securities. By contrast, the Lifecycle 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a more conservative target asset allocation of approximately 58% of its assets invested in equity Underlying Funds and approximately 42% of its assets invested in fixed income Underlying Funds, as of October 1, 2007.

TARGET ALLOCATION CHART

		Target allocation among Underlying Funds
	Retirement year	as of October 1, 2007
Lifecycle Portfolio	(assumes retirement age of 65)	Equity funds	Fixed income funds
2045	2043 – 2047	100%	0%
2040	2038 – 2042	100%	0%
2035	2033 – 2037	98%	2%
2030	2028 – 2032	95%	5%
2025	2023 – 2027	89%	11%
2020	2018 – 2022	81%	19%
2015	2013 – 2017	70%	30%
2010	2008 – 2012	58%	42%
Retirement	Post Retirement	50%	50%

The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio’s holdings of particular asset classes or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Retirement Portfolio.) As the glide path shows, each Portfolio’s asset mix becomes more conservative as time elapses. This reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since a Portfolio may be a primary source of income for you after retirement.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class based on the subadviser’s market outlook.

Each Portfolio has a target allocation for the broad asset classes of equities and fixed income. These target allocations are not expected to vary from the prescribed glide path formula (the neutral allocations) by more than plus or minus ten percentage points (except in the case of the Retirement Portfolio). Although the subadviser will not generally vary beyond the ten percentage point target allocation range, the subadviser may at times determine in light of market or economic conditions that this range should be exceeded to protect a Portfolio or to help it achieve its objective. For the Retirement Portfolio, the neutral allocations are 50% fixed income and 50% equity, however the target allocations are expected to change based on the Portfolio’s asset allocation strategy. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money.

GLIDE PATH CHART

COMBINATION WITH RETIREMENT PORTFOLIO
JHF II’s Board of Trustees may, in its discretion, determine to combine a Portfolio with the Retirement Portfolio at any time on or after December 31 of the designated retirement year of a Portfolio (other than the Retirement Portfolio) or when the target allocation of a Portfolio (other than the Retirement Portfolio) matches the target allocation of the Retirement Portfolio. In such event, the Portfolio’s shareholders will become shareholders of the Retirement Portfolio. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination. After December 31 of the designated retirement year of a Portfolio, that Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

SUBADVISER
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios and formulates a continuous investment program for each Portfolio consistent with its investment goal and strategies.

Deutsche Investment Management Americas Inc. (“DeAM”) provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”) provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Lifecycle Retirement Portfolio.

 Lifecycle 2045 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47803M382

Class R1
CUSIP	47803M374

Class R2
CUSIP	47803M366

Class R3
CUSIP	47803M358

Class R4
CUSIP	47803M341

Class R5
CUSIP	47803M333

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.92%	16.12%	16.00%	15.89%	16.01%	15.96%

Total Portfolio operating expenses	16.73%	16.68%	16.31%	16.45%	16.32%	16.02%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.65%	15.81%	15.69%	15.65%	15.80%	15.79%

Net Portfolio operating expenses	1.08%	0.87%	0.62%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%

Net Portfolio operating expenses and Underlying Fund expenses	1.89%	1.68%	1.43%	1.61%	1.33%	1.04%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$192	$3,370	$5,800	$9,662

Class R1	$171	$3,348	$5,780	$9,653

Class R2	$146	$3,275	$5,692	$9,592

Class R3	$164	$3,309	$5,730	$9,617

Class R4	$135	$3,269	$5,689	$9,593

Class R5	$106	$3,204	$5,612	$9,540

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 9

 Lifecycle 2040 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47803M515

Class R1
CUSIP	47803M499

Class R2
CUSIP	47803M481

Class R3
CUSIP	47803M473

Class R4
CUSIP	47803M465

Class R5
CUSIP	47803M457

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.97%	16.05%	14.40%	15.03%	15.92%	15.65%

Total Portfolio operating expenses	16.78%	16.61%	14.71%	15.59%	16.23%	15.71%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.70%	15.74%	14.08%	14.79%	15.71%	15.48%

Net Portfolio operating expenses	1.08%	0.87%	0.63%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%

Net Portfolio operating expenses and Underlying Fund expenses	1.89%	1.68%	1.44%	1.61%	1.33%	1.04%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$192	$3,377	$5,811	$9,670

Class R1	$171	$3,337	$5,766	$9,642

Class R2	$147	$3,032	$5,342	$9,298

Class R3	$164	$3,179	$5,547	$9,471

Class R4	$135	$3,256	$5,670	$9,578

Class R5	$106	$3,157	$5,545	$9,486

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 11

 Lifecycle 2035 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

12 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47803M630

Class R1
CUSIP	47803M622

Class R2
CUSIP	47803M614

Class R3
CUSIP	47803M598

Class R4
CUSIP	47803M580

Class R5
CUSIP	47803M572

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.67%	15.73%	15.38%	15.66%	15.61%	15.02%

Total Portfolio operating expenses	16.48%	16.29%	15.69%	16.22%	15.92%	15.08%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.41%	15.43%	15.08%	15.43%	15.42%	14.86%

Net Portfolio operating expenses	1.07%	0.86%	0.61%	0.79%	0.50%	0.22%

Underlying Funds expenses[4]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Net Portfolio operating expenses and Underlying Fund expenses	1.87%	1.66%	1.41%	1.59%	1.30%	1.02%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$190	$3,330	$5,746	$9,622

Class R1	$169	$3,287	$5,696	$9,590

Class R2	$144	$3,179	$5,556	$9,485

Class R3	$162	$3,271	$5,678	$9,578

Class R4	$132	$3,206	$5,601	$9,524

Class R5	$104	$3,057	$5,402	$9,366

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 13

 Lifecycle 2030 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

14 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47803M754

Class R1
CUSIP	47803M747

Class R2
CUSIP	47803M739

Class R3
CUSIP	47803M721

Class R4
CUSIP	47803M713

Class R5
CUSIP	47803M697

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.23%	15.68%	15.64%	15.62%	15.57%	15.51%

Total Portfolio operating expenses	16.04%	16.24%	15.95%	16.18%	15.88%	15.57%

Contractual expense reimbursement (at least until 12-31-08)[3]	14.97%	15.38%	15.34%	15.39%	15.38%	15.35%

Net Portfolio operating expenses	1.07%	0.86%	0.61%	0.79%	0.50%	0.22%

Underlying Funds expenses[4]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%

Net Portfolio operating expenses and Underlying Fund expenses	1.85%	1.64%	1.39%	1.57%	1.28%	1.00%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$188	$3,260	$5,649	$9,547

Class R1	$167	$3,275	$5,681	$9,578

Class R2	$142	$3,214	$5,607	$9,527

Class R3	$160	$3,261	$5,665	$9,567

Class R4	$130	$3,195	$5,587	$9,513

Class R5	$102	$3,128	$5,506	$9,455

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 15

 Lifecycle 2025 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

16 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	41015E239

Class R1
CUSIP	41015E221

Class R2
CUSIP	41015E213

Class R3
CUSIP	41015E197

Class R4
CUSIP	41015E189

Class R5
CUSIP	41015E171

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.50%	15.58%	15.39%	13.87%	15.46%	15.28%

Total Portfolio operating expenses	16.31%	16.14%	15.70%	14.43%	15.77%	15.34%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.23%	15.27%	15.08%	13.62%	15.25%	15.11%

Net Portfolio operating expenses	1.08%	0.87%	0.62%	0.81%	0.52%	0.23%

Underlying Funds expenses[4]	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%

Net Portfolio operating expenses and Underlying Fund expenses	1.85%	1.64%	1.39%	1.58%	1.29%	1.00%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$188	$3,299	$5,703	$9,590

Class R1	$167	$3,258	$5,658	$9,560

Class R2	$142	$3,174	$5,551	$9,481

Class R3	$161	$2,992	$5,275	$9,232

Class R4	$131	$3,178	$5,561	$9,492

Class R5	$102	$3,091	$5,453	$9,410

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 17

 Lifecycle 2020 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

18 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	41015E353

Class R1
CUSIP	41015E346

Class R2
CUSIP	41015E338

Class R3
CUSIP	41015E320

Class R4
CUSIP	41015E312

Class R5
CUSIP	41015E296

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.44%	15.58%	14.92%	15.02%	15.44%	8.16%

Total Portfolio operating expenses	16.25%	16.14%	15.23%	15.58%	15.75%	8.22%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.17%	15.27%	14.61%	14.78%	15.23%	7.99%

Net Portfolio operating expenses	1.08%	0.87%	0.62%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Net Portfolio operating expenses and Underlying Fund expenses	1.83%	1.62%	1.37%	1.55%	1.27%	0.98%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$186	$3,285	$5,686	$9,577

Class R1	$165	$3,254	$5,652	$9,556

Class R2	$139	$3,098	$5,442	$9,389

Class R3	$158	$3,164	$5,528	$9,457

Class R4	$129	$3,170	$5,552	$9,485

Class R5	$100	$1,893	$3,546	$7,138

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 19

 Lifecycle 2015 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

20 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	41015E478

Class R1
CUSIP	41015E460

Class R2
CUSIP	41015E452

Class R3
CUSIP	41015E445

Class R4
CUSIP	41015E437

Class R5
CUSIP	41015E429

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.82%	15.91%	15.00%	15.82%	15.77%	15.71%

Total Portfolio operating expenses	16.63%	16.47%	15.31%	16.38%	16.08%	15.77%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.55%	15.60%	14.69%	15.58%	15.56%	15.54%

Net Portfolio operating expenses	1.08%	0.87%	0.62%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%

Net Portfolio operating expenses and Underlying Fund expenses	1.85%	1.64%	1.39%	1.57%	1.29%	1.00%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$188	$3,346	$5,770	$9,641

Class R1	$167	$3,308	$5,727	$9,614

Class R2	$142	$3,115	$5,465	$9,409

Class R3	$160	$3,289	$5,705	$9,599

Class R4	$131	$3,225	$5,628	$9,546

Class R5	$102	$3,157	$5,547	$9,489

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 21

 Lifecycle 2010 Portfolio

Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010 (see the Target Allocation Chart under “Lifecycle Portfolios” for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under “Lifecycle Portfolios.” After December 31 of the designated retirement year of the Portfolio, the Portfolio’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio’s investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio’s Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Portfolio may invest in various Funds of the John Hancock fund complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

22 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Target allocation risks

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	41015E593

Class R1
CUSIP	41015E585

Class R2
CUSIP	41015E577

Class R3
CUSIP	41015E569

Class R4
CUSIP	41015E551

Class R5
CUSIP	41015E544

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	16.31%	16.33%	16.31%	16.25%	16.20%	16.14%

Total Portfolio operating expenses	17.12%	16.89%	16.62%	16.81%	16.51%	16.20%

Contractual expense reimbursement (at least until 12-31-08)[3]	16.03%	16.02%	16.00%	16.01%	15.99%	15.97%

Net Portfolio operating expenses	1.09%	0.87%	0.62%	0.80%	0.52%	0.23%

Underlying Funds expenses[4]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Net Portfolio operating expenses and Underlying Fund expenses	1.84%	1.62%	1.37%	1.55%	1.27%	0.98%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$187	$3,415	$5,865	$9,710

Class R1	$165	$3,366	$5,808	$9,675

Class R2	$139	$3,308	$5,741	$9,632

Class R3	$158	$3,349	$5,789	$9,662

Class R4	$129	$3,285	$5,714	$9,613

Class R5	$100	$3,217	$5,634	$9,560

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 23

 Lifecycle Retirement Portfolio

Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio may invest in various Funds of the John Hancock funds complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See “Information About the Underlying Funds — Description of Funds” for a brief description of the goal and strategy of each Fund and information about the risks of investing in Underlying Funds.

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

In addition to investing in exchange traded funds (“ETFs”), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Past performance

This section normally shows how the Portfolio’s total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

24 PORTFOLIOS

Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks, please see “Risks of Investing in the Portfolio” and “Information about the Underlying Funds.”

■	Commodity risk
■	Derivatives risk
■	Exchange traded funds risk
■	Fund of funds risk
■	Investment company securities risk
■	Short sales risk
■	Retirement target allocation risk

■	Active management risk
■	Credit and counterparty risk
■	Equity securities risk
■	Fixed income securities risk
■	Foreign securities risk
■	Hedging, derivatives and other strategic transactions risk

FUND CODES

Class R
CUSIP	47804A601

Class R1
CUSIP	47804A700

Class R2
CUSIP	47804A809

Class R3
CUSIP	47804A882

Class R4
CUSIP	47804A874

Class R5
CUSIP	47804A866

Your expenses

Operating expenses are paid from the Portfolio’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[1]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%

Distribution and service (12b-1) fees	0.75%	0.50%	0.25%	0.50%	0.25%	0.00%

Other expenses[2]	15.46%	15.48%	15.41%	15.40%	15.35%	15.30%

Total Portfolio operating expenses	16.32%	16.09%	15.77%	16.01%	15.71%	15.41%

Contractual expense reimbursement (at least until 12-31-08)[3]	15.20%	15.18%	15.11%	15.17%	15.16%	15.14%

Net Portfolio operating expenses	1.12%	0.91%	0.66%	0.84%	0.55%	0.27%

Underlying Funds expenses[4]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Net Portfolio operating expenses and Underlying Fund expenses	1.82%	1.61%	1.36%	1.54%	1.25%	0.97%

The hypothetical example at right shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class R	$185	$3,288	$5,689	$9,580

Class R1	$164	$3,238	$5,631	$9,539

Class R2	$138	$3,172	$5,550	$9,481

Class R3	$157	$3,221	$5,610	$9,525

Class R4	$127	$3,155	$5,531	$9,469

Class R5	$99	$3,089	$5,451	$9,410

1	The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets. See ”Portfolio Details — Management Fees” for further information.
2	Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.
3	The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to a contractual expense limit on class specific expenses (includes, 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4, and 0.10% for Class R5. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to JHF II.
4	The Portfolio’s shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio’s assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see ”Information about the Underlying Funds — Description of Funds.”

PORTFOLIOS 25

Other permitted investments

A Portfolio may directly:

■	Purchase U.S. government securities and short-term paper.
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.
■	Purchase domestic and foreign equity and fixed-income securities.
■	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
■	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.
■	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
■	Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
■	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities- linked derivatives.

A Portfolio may use various investment strategies such as hedging and other related transactions. For example, a Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. A Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in both the prospectus and the Statement of Additional Information (“SAI”).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Temporary defensive investing

A Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

■	meeting redemption requests,
■	making other anticipated cash payments, or
■	protecting a Portfolio in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Management of a Portfolio

Subject to the limitations described above, a Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by a Portfolio. Such adjustments may be made, for example, to increase or decrease a Portfolio’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio’s assets subject to the management of a particular Underlying Fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

 Your account

Who can buy Class R, R1, R2, R3, R4 and R5 shares

Class R, R1, R2, R3, R4 and R5 shares are available to certain types of investors, as noted below:

■	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”)(“529 Plans”) distributed by John Hancock or one of its affiliates.
■	Retirement plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.
■	Class R, R1, R2, R3, R4 and R5 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).
■	Retirement plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R, R1, R2, R3, R4 and R5 shares.

All Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class R, R1, R2, R3, R4 and R5 shares cost structure

The Class R, R1, R2, R3, R4 and R5 shares of the fund are sold without any front-end or deferred sales charges. Each of the R, R1, R2, R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. The Class R5 shares do not have a Rule 12b-1 plan.

Class R

■	Distribution and service (Rule 12b-1) fees of 0.75%.

Class R1

■	Distribution and service (Rule 12b-1) fees of 0.50%.

Class R2

■	Distribution and service (Rule 12b-1) fees of 0.25%.

Class R3

■	Distribution and service (Rule 12b-1) fees of 0.50%.

Class R4

■	Distribution and service (Rule 12b-1) fees of 0.25%.

The fund has adopted Service Plans for the Class R, R1, R2, R3, R4 and R5 shares of the fund which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of fund’s share class held by plan participants and is 0.25% for Class R, Class R1 and Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use a fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may

YOUR ACCOUNT 27

earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy Class R, R1, R2, R3, R4 and R5 shares.”

3	Eligible retirement plans generally may open an account and purchase Class R, R1, R2, R3, R4 and R5 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R, R1, R2, R3, R4 and R5 shares of the fund.

Additional shares may be purchased through a retirement plan’s administrator or recordkeeper. There is no minimum initial investment for Class R, R1, R2, R3, R4 and R5 shares.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R, R1, R2, R3, R4 and R5 shares of the fund.

28 YOUR ACCOUNT

Transaction policies

Valuation of shares

The NAV per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. eastern time). The NAV for the fund is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. The prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

YOUR ACCOUNT 29

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows from your plan’s recordkeeper.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s recordkeeper.

Dividends

The fund, other than the Lifecycle Retirement Portfolio, generally declares and pays income dividends annually. The Lifecycle Retirement

30 YOUR ACCOUNT

Portfolio declares and pays dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

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 Risks of investing in the Portfolios

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk
The Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio’s asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.

Target allocation risks
The “Target Allocation Chart” illustrates the Portfolios’ target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Portfolio is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Portfolio is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Portfolio is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Portfolio is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Portfolio is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Portfolio is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Portfolio is 100% equity securities and 0% fixed income securities; and Lifecycle 2045 Portfolio is 100% equity securities and 0% fixed income securities. When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a Portfolio gets closer to its target date a Portfolio’s asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed income securities.” A Portfolio’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

Retirement target allocation risk
The initial target allocation for the Lifecycle Retirement Portfolio is 50% equity securities and 50% fixed income securities, also see the “Target Allocation Chart.” When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.”

32 RISKS OF INVESTING IN THE PORTFOLIOS

 Information about the Underlying Funds

Risks of investing in the Underlying Funds

By owning shares of Underlying Funds, a Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the counter (“OTC”) derivatives contract, see “Hedging derivatives and other strategic transactions risk,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the

INFORMATION ABOUT THE UNDERLYING FUNDS 33

companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed income securities risk
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

■	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
■	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
■	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
■	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk”. In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries,

34 INFORMATION ABOUT THE UNDERLYING FUNDS

nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other Strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

INFORMATION ABOUT THE UNDERLYING FUNDS 35

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

These investment strategies and securities are described further in the SAI.

36 INFORMATION ABOUT THE UNDERLYING FUNDS

Description of Funds

A Portfolio may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of the John Hancock funds complex: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds’ investment goals and principal strategies. Additional investment practices are described in JHF II’s SAI and in the prospectus for these Funds. A Portfolio may also invest in other Underlying Funds not described in the chart.

Fixed-Income Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Bond Fund Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC	0.68%	Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

Core Bond Fund Wells Capital Management, Incorporated	0.77%	Seeks total return consisting of income and capital appreciation by normally investing in a broad range of investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Floating Rate Income Fund Western Asset Management Company	0.77%	Seeks a high level of current income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

Global Bond Fund Pacific Investment Management Company LLC	0.81%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

High Income Fund MFC Global Investment Management (U.S.), LLC	0.73%	Seeks high current income by normally investing at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

High Yield Fund Western Asset Management Company	0.70%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

Income Fund Franklin Advisers, Inc.	0.41%	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

Investment Quality Bond Fund Wellington Management Company, LLP	0.73%	Seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

INFORMATION ABOUT THE UNDERLYING FUNDS 37

Real Return Bond Fund Pacific Investment Management Company LLC	0.74%	Seeks maximum real return, consistent with preservation of real capital and prudent investment management, by normally investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Spectrum Income Fund T. Rowe Price Associates, Inc.	0.86%	Seeks a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as “junk bonds”).

Strategic Bond Fund Western Asset Management Company	0.76%	Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund’s assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund’s investment goal.

Strategic Income Fund MFC Global Investment Management (U.S.), LLC	0.78%	Seeks a high level of current income by normally investing primarily in: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Total Bond Market Fund Declaration Management & Research LLC	0.56%	Seeks to track the performance of the Lehman Brothers Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an intermediate-term bond fund of high and medium credit quality.

Total Return Fund Pacific Investment Management Company LLC	0.78%	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by normally investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, future contracts, or swap agreements.

U.S. Government Securities Fund Western Asset Management Company	0.71%	Seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

U.S. High Yield Bond Fund Wells Capital Management, Incorporated	0.79%	Seeks total return with a high level of current income by normally investing primarily in below investment-grade debt securities (commonly known as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Funds — John Hancock Funds II

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

All Cap Core Fund Deutsche Investment Management Americas Inc.	0.83%	Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.

All Cap Growth Fund A I M Capital Management, Inc.	0.92%	Seeks long-term capital appreciation by normally investing its assets principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

All Cap Value Fund Lord, Abbett & Co. LLC	0.88%	Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

38 INFORMATION ABOUT THE UNDERLYING FUNDS

Blue Chip Growth Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to achieve long-term growth of capital (current income is a secondary objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

Capital Appreciation Fund Jennison Associates LLC	0.76%	Seeks long-term growth of capital by investing at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

Core Allocation Plus Fund Wellington Management Company	1.06%	Seeks total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Core Equity Fund Legg Mason Capital Management, Inc.	0.81%	Seeks long-term capital growth by normally investing primarily in equity securities that, in the subadviser’s opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value.

Dynamic Growth Fund Deutsche Investment Management Americas Inc.	1.05%	Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Emerging Growth Fund MFC Global Investment Management (U.S.), LLC	0.83%	Seeks superior long-term rates of return through capital appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

Emerging Markets Value Fund Dimensional Fund Advisors LP	1.10%	Seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

Emerging Small Company Fund RCM Capital Management LLC	1.02%	Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

Equity-Income Fund T. Rowe Price Associates, Inc.	0.81%	Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Fundamental Value Fund Davis Selected Advisers, L.P.	0.80%	Seeks growth of capital by normally investing in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

Global Allocation Fund UBS Global Asset Management (Americas) Inc.	1.00%	Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

Global Fund Templeton Global Advisors Limited	1.00%	Seeks long-term capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

INFORMATION ABOUT THE UNDERLYING FUNDS 39

Global Real Estate Fund Deutsche Investment Management Americas Inc.	1.08%	Seeks to achieve a combination of long-term capital appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment trusts (“REIT”) and real estate companies including foreign REITs and real estate companies.

Index 500 Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.

International Equity Index Fund SSgA Funds Management, Inc.	0.56%	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”). As of August 31, 2007, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $93.4 million to $220.8 billion.

International Opportunities Fund Marsico Capital Management, LLC	0.99%	Seeks long-term growth of capital by normally investing at least 65% of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

International Small Cap Fund Templeton Investment Counsel, LLC	1.11%	Seeks long-term capital appreciation by investing primarily in the common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less (“small-company securities”).

International Small Company Fund Dimensional Fund Advisors LP	1.11%	Seeks long-term capital appreciation by primarily investing its assets in equity securities of non-U.S. small companies of developed markets under normal market conditions.

International Value Fund Templeton Investment Counsel, Inc.	0.93%	Seeks long-term growth of capital by normally investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Large Cap Fund UBS Global Asset Management (Americas) Inc.	0.76%	Seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

Large Cap Value Fund BlackRock Investment Management, LLC	0.86%	Seeks long-term growth of capital by investing, primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investments purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.

Mid Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.51%	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.

Mid Cap Intersection Fund Wellington Management Company, LLP	0.94%	To seek long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.

40 INFORMATION ABOUT THE UNDERLYING FUNDS

Mid Cap Stock Fund Wellington Management Company, LLP	0.88%	Seeks long-term growth of capital by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index.

Mid Cap Value Equity Fund RiverSource Investments, LLC	0.94%	Seeks to provide long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.

Mid Cap Value Fund Lord, Abbett & Co. LLC	0.91%	Seeks capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.

Natural Resources Fund Wellington Management Company, LLP	1.09%	Seeks long-term total return by normally investing primarily in equity and equity-related securities of natural resource-related companies worldwide.

Optimized Value Fund MFC Global Investment Management (U.S.A.) Limited	0.69%	Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

Quantitative All Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.80%	Seeks long-term growth of capital by normally investing primarily in equity securities of U.S companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Quantitative Mid Cap Fund MFC Global Investment Management (U.S.A.) Limited	0.81%	Seeks long-term growth of capital by normally investing at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

Real Estate Equity Fund T. Rowe Price Associates, Inc.	0.87%	Seeks to provide long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.

Real Estate Securities Fund Deutsche Investment Management Americas Inc.	0.75%	Seeks to achieve a combination of long-term capital appreciation and current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies.

Science & Technology Fund T. Rowe Price Associates, Inc. and RCM Capital Management LLC	1.15%	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Fund Independence Investments LLC	0.90%	Seeks maximum capital appreciation consistent with reasonable risk to principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.

Small Cap Growth Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing primarily in small-cap companies believed to offer above average potential for growth in revenues and earnings.

Small Cap Index Fund MFC Global Investment Management (U.S.A.) Limited	0.54%	Seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.

INFORMATION ABOUT THE UNDERLYING FUNDS 41

Small Cap Opportunities Fund Munder Capital Management	1.04%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

Small Cap Value Fund Wellington Management Company, LLP	1.17%	Seeks long-term capital appreciation by normally investing at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

Small Company Fund American Century Investment Management, Inc.	1.20%	Seeks long-term capital growth by normally investing primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the Fund’s portfolio of stocks.

Small Company Growth Fund A I M Capital Management, Inc.	1.11%	Seeks long-term growth of capital by normally investing at least 80% of its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

Small Company Value Fund T. Rowe Price Associates, Inc.	1.01%	Seeks long-term growth of capital by investing primarily in small companies whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

Total Stock Market Index Fund MFC Global Investment Management (U.S.A.) Limited	0.56%	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

U.S. Global Leaders Growth Fund T. Rowe Price Associates, Inc.	0.72%	Seeks long-term growth of capital by normally investing primarily in common stocks of “U.S. Global Leaders” companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

U.S. Multi-Sector Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.80%	Seeks long-term capital appreciation. The Fund normally invests in securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.

Value & Restructuring Fund UST Advisers, Inc.	0.86%	Seeks long-term capital appreciation by investing primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

Value Fund Morgan Stanley Investment Management Inc. d/b/a Van Kampen	0.99%	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.

Vista Fund American Century Investment Management, Inc.	0.97%	Seeks long-term capital growth by normally investing in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

42 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Funds — John Hancock Funds III

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Active Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

Global Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.17%	Seeks to achieve high total return by seeking to outperform its benchmark, the S&P/Citigroup Primary Market Index (“PMI”) World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the world’s developed markets.

Growth Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.90%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

International Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	1.10%	Seeks to achieve high total return by seeking to outperform its benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

Intrinsic Value Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks long-term capital growth by seeking to outperform its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

U.S. Core Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

U.S. Quality Equity Fund Grantham, Mayo, Van Otterloo & Co. LLC	0.85%	Seeks to achieve a high total return by outperforming its benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.

Equity Funds — John Hancock Investment Trust

	Estimated
Fund and subadviser(s)	expense ratio	Goal and principal strategy

Small Cap Intrinsic Value Fund MFC Global Investment Management (U.S.), LLC	0.92%	The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Value Index, which was $19 million to $5.08 billion as of November 30, 2007).

INFORMATION ABOUT THE UNDERLYING FUNDS 43

 Portfolio details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the investment goal of the Portfolios without shareholder approval.

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser
MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Sub-subadviser
MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199-7603
Provides portfolio management to the fund.

Custodian
State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor
John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent
John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

A Portfolio pays the Adviser a management fee for its services to the Portfolio. The management fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”); and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

Fee table for Affiliated Fund Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.060%	0.050%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Other Assets of each Portfolio.

Fee table for Other Assets

	First	Excess over
	$7.5 billion	$7.5 billion

Aggregate Net Assets of Lifecycle Portfolios	0.510%	0.500%

44 PORTFOLIO DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Portfolios and retains and compensates an investment subadviser to manage the assets of the Portfolios. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.), in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)”), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.). MFC Global (U.S.) assists in providing portfolio management to MFC Global (U.S.A.) in the management of the Lifecycle Retirement Portfolio.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, the sub-subadviser is compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended in August 31, 2007.

PORTFOLIO DETAILS 45

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Barry Evans
(since inception), co-portfolio manager
— portfolio management team member for the Lifecycle Retirement Portfolio — President and Chief Fixed Income Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm. — joined John Hancock Advisers, the sister firm of MFC Global (U.S.) in 1986

Steve Orlich
(since inception), co-portfolio manager
— Vice President and Senior Portfolio Manager of Asset Allocation — joined MFC Global (U.S.) in 1998

Demetrius Schetakis
(since 2007), leader of portfolio management team for the Lifecycle Retirement Portfolio
— joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985

Mark Schmeer
(since inception), co-portfolio manager
— (since inception), portfolio management team member for the Lifecycle Retirement Portfolio — Senior Vice President and Managing Director, North American Equities, for MFC Global (U.S.) as well as Chief Investment Officer of MFC Global (U.S.) — joined MFC Global (U.S.) in 1995

Scott Warlow
(since 2007), co-portfolio manager
— Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios — joined MFC Global (U.S.) in 2002

46 PORTFOLIO DETAILS

Financial highlights

The financial highlights table below for the Portfolios are intended to help investors understand the financial performance of the Portfolios for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolios as of August 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.03)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.14

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.91

Total return[2] (%)	11.53	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.73	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.31	) [7]

Net assets, end of period (in thousands)	121

Portfolio turnover (%)	5	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.01)

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.15

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.92

Total return[2] (%)	11.68	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.68	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.09	) [7]

Net assets, end of period (in thousands)	113

Portfolio turnover (%)	5	[6]

PORTFOLIO DETAILS 47

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.18

Less distributions

From net investment income	(0.06)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.94

Total return[2] (%)	11.93	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.31	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.15	[7]

Net assets, end of period (in thousands)	117

Portfolio turnover (%)	5	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	—	[9]

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.16

Less distributions

From net investment income	(0.05)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.93

Total return[2] (%)	11.80	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.45	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.03	) [7]

Net assets, end of period (in thousands)	118

Portfolio turnover (%)	5	[6]

48 PORTFOLIO DETAILS

Lifecycle 2045 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.02

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.19

Less distributions

From net investment income	(0.06)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.95

Total return[2] (%)	12.06	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.32	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.26	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	5	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.05

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.21

Less distributions

From net investment income	(0.06)

From net realized gain	(0.18)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.97

Total return[2] (%)	12.32	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.02	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.55	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	5	[6]

PORTFOLIO DETAILS 49

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.03)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.14

Less distributions

From net investment income	(0.04)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.93

Total return[2] (%)	11.55	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.78	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.30	) [7]

Net assets, end of period (in thousands)	115

Portfolio turnover (%)	3	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.01)

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.16

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.94

Total return[2] (%)	11.70	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.61	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.09	) [7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

50 PORTFOLIO DETAILS

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.18

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.96

Total return[2] (%)	11.95	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	14.71	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.63	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.07	[7]

Net assets, end of period (in thousands)	274

Portfolio turnover (%)	3	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.01)

Net realized and unrealized gain (loss) on investments	1.18

Total from investment operations	1.17

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.95

Total return[2] (%)	11.82	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.59	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.07	) [7]

Net assets, end of period (in thousands)	141

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 51

Lifecycle 2040 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.02

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.19

Less distributions

From net investment income	(0.05)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.97

Total return[2] (%)	12.07	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.23	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.26	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.05

Net realized and unrealized gain (loss) on investments	1.17

Total from investment operations	1.22

Less distributions

From net investment income	(0.06)

From net realized gain	(0.17)

From capital paid-in	—

Total distributions	(0.23)

Net asset value, end of period	$10.99

Total return[2] (%)	12.33	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.71	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.53	[7]

Net assets, end of period (in thousands)	115

Portfolio turnover (%)	3	[6]

52 PORTFOLIO DETAILS

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.02)

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.14

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.99

Total return[2] (%)	11.47	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.48	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.07	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.20	) [7]

Net assets, end of period (in thousands)	114

Portfolio turnover (%)	4	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	—	[9]

Net realized and unrealized gain (loss) on investments	1.15

Total from investment operations	1.15

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$11.00

Total return[2] (%)	11.62	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.29	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.86	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.01	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	4	[6]

PORTFOLIO DETAILS 53

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.02

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.18

Less distributions

From net investment income	(0.04)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$11.02

Total return[2] (%)	11.87	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.69	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.61	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.24	[7]

Net assets, end of period (in thousands)	153

Portfolio turnover (%)	4	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	1.15

Total from investment operations	1.16

Less distributions

From net investment income	(0.03)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$11.01

Total return[2] (%)	11.74	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.22	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.79	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.08	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	4	[6]

54 PORTFOLIO DETAILS

Lifecycle 2035 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.03

Net realized and unrealized gain (loss) on investments	1.16

Total from investment operations	1.19

Less distributions

From net investment income	(0.04)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$11.03

Total return[2] (%)	12.00	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.92	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.50	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.36	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	4	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.06

Net realized and unrealized gain (loss) on investments	1.15

Total from investment operations	1.21

Less distributions

From net investment income	(0.04)

From net realized gain	(0.12)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$11.05

Total return[2] (%)	12.26	[5,6]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.08	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.22	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.62	[7]

Net assets, end of period (in thousands)	119

Portfolio turnover (%)	4	[6]

PORTFOLIO DETAILS 55

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	(0.01)

Net realized and unrealized gain (loss) on investments	1.07

Total from investment operations	1.06

Less distributions

From net investment income	(0.05)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.86

Total return[2] (%)	10.73	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.04	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.07	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.11	) [7]

Net assets, end of period (in thousands)	131

Portfolio turnover (%)	3	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	1.08

Total from investment operations	1.09

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.88

Total return[2] (%)	10.98	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.24	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.86	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.12	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

56 PORTFOLIO DETAILS

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.03

Net realized and unrealized gain (loss) on investments	1.08

Total from investment operations	1.11

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.90

Total return[2] (%)	11.23	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.95	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.61	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.37	[7]

Net assets, end of period (in thousands)	143

Portfolio turnover (%)	3	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.02

Net realized and unrealized gain (loss) on investments	1.07

Total from investment operations	1.09

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.88

Total return[2] (%)	11.00	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.18	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.79	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.19	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 57

Lifecycle 2030 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.04

Net realized and unrealized gain (loss) on investments	1.08

Total from investment operations	1.12

Less distributions

From net investment income	(0.06)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.21)

Net asset value, end of period	$10.91

Total return[2] (%)	11.36	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.88	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.50	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.47	[7]

Net assets, end of period (in thousands)	111

Portfolio turnover (%)	3	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.07

Net realized and unrealized gain (loss) on investments	1.08

Total from investment operations	1.15

Less distributions

From net investment income	(0.07)

From net realized gain	(0.15)

From capital paid-in	—

Total distributions	(0.22)

Net asset value, end of period	$10.93

Total return[2] (%)	11.62	[5,6,10]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.57	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.22	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.76	[7]

Net assets, end of period (in thousands)	112

Portfolio turnover (%)	3	[6]

58 PORTFOLIO DETAILS

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.01

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.00

Less distributions

From net investment income	(0.05)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.82

Total return[2] (%)	10.13	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.31	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.14	[7]

Net assets, end of period (in thousands)	113

Portfolio turnover (%)	3	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.03

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.02

Less distributions

From net investment income	(0.06)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.19)

Net asset value, end of period	$10.83

Total return[2] (%)	10.28	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.14	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.35	[7]

Net assets, end of period (in thousands)	111

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 59

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.05

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.04

Less distributions

From net investment income	(0.06)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.19)

Net asset value, end of period	$10.85

Total return[2] (%)	10.53	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.70	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.59	[7]

Net assets, end of period (in thousands)	117

Portfolio turnover (%)	3	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.03

Net realized and unrealized gain (loss) on investments	1.00

Total from investment operations	1.03

Less distributions

From net investment income	(0.06)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.19)

Net asset value, end of period	$10.84

Total return[2] (%)	10.40	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	14.43	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.81	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.34	[7]

Net assets, end of period (in thousands)	186

Portfolio turnover (%)	3	[6]

60 PORTFOLIO DETAILS

Lifecycle 2025 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.06

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.05

Less distributions

From net investment income	(0.06)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.19)

Net asset value, end of period	$10.86

Total return[2] (%)	10.65	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.77	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[3] (%)	0.70	[7]

Net assets, end of period (in thousands)	111

Portfolio turnover (%)	3	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.09

Net realized and unrealized gain (loss) on investments	0.99

Total from investment operations	1.08

Less distributions

From net investment income	(0.07)

From net realized gain	(0.13)

From capital paid-in	—

Total distributions	(0.20)

Net asset value, end of period	$10.88

Total return[2] (%)	10.91	[5,6,11]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.34	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.98	[7]

Net assets, end of period (in thousands)	113

Portfolio turnover (%)	3	[6]

PORTFOLIO DETAILS 61

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.05

Net realized and unrealized gain (loss) on investments	0.87

Total from investment operations	0.92

Less distributions

From net investment income	(0.05)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$10.76

Total return[2] (%)	9.33	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.25	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.52	[7]

Net assets, end of period (in thousands)	119

Portfolio turnover (%)	7	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.07

Net realized and unrealized gain (loss) on investments	0.88

Total from investment operations	0.95

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.78

Total return[2] (%)	9.58	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.14	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.74	[7]

Net assets, end of period (in thousands)	110

Portfolio turnover (%)	7	[6]

62 PORTFOLIO DETAILS

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.08

Net realized and unrealized gain (loss) on investments	0.88

Total from investment operations	0.96

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.79

Total return[2] (%)	9.72	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.23	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.92	[7]

Net assets, end of period (in thousands)	214

Portfolio turnover (%)	7	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.07

Net realized and unrealized gain (loss) on investments	0.88

Total from investment operations	0.95

Less distributions

From net investment income	(0.06)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.78

Total return[2] (%)	9.59	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.58	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.80	[7]

Net assets, end of period (in thousands)	126

Portfolio turnover (%)	7	[6]

PORTFOLIO DETAILS 63

Lifecycle 2020 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.10

Net realized and unrealized gain (loss) on investments	0.88

Total from investment operations	0.98

Less distributions

From net investment income	(0.07)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.80

Total return[2] (%)	9.85	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.75	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.09	[7]

Net assets, end of period (in thousands)	110

Portfolio turnover (%)	7	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.10

Net realized and unrealized gain (loss) on investments	0.90

Total from investment operations	1.00

Less distributions

From net investment income	(0.07)

From net realized gain	(0.11)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.82

Total return[2] (%)	10.11	[5,6,12]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	8.22	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.08	[7]

Net assets, end of period (in thousands)	272

Portfolio turnover (%)	7	[6]

64 PORTFOLIO DETAILS

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.09

Net realized and unrealized gain (loss) on investments	0.70

Total from investment operations	0.79

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.62

Total return[2] (%)	7.93	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.63	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.08	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	0.99	[7]

Net assets, end of period (in thousands)	110

Portfolio turnover (%)	9	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.11

Net realized and unrealized gain (loss) on investments	0.69

Total from investment operations	0.80

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.63

Total return[2] (%)	8.08	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.47	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.21	[7]

Net assets, end of period (in thousands)	108

Portfolio turnover (%)	9	[6]

PORTFOLIO DETAILS 65

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.12

Net realized and unrealized gain (loss) on investments	0.71

Total from investment operations	0.83

Less distributions

From net investment income	(0.09)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.65

Total return[2] (%)	8.33	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.31	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.34	[7]

Net assets, end of period (in thousands)	161

Portfolio turnover (%)	9	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.11

Net realized and unrealized gain (loss) on investments	0.69

Total from investment operations	0.80

Less distributions

From net investment income	(0.08)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.17)

Net asset value, end of period	$10.63

Total return[2] (%)	8.10	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.38	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.28	[7]

Net assets, end of period (in thousands)	108

Portfolio turnover (%)	9	[6]

66 PORTFOLIO DETAILS

Lifecycle 2015 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.14

Net realized and unrealized gain (loss) on investments	0.69

Total from investment operations	0.83

Less distributions

From net investment income	(0.09)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.65

Total return[2] (%)	8.35	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.08	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.56	[7]

Net assets, end of period (in thousands)	108

Portfolio turnover (%)	9	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.16

Net realized and unrealized gain (loss) on investments	0.69

Total from investment operations	0.85

Less distributions

From net investment income	(0.09)

From net realized gain	(0.09)

From capital paid-in	—

Total distributions	(0.18)

Net asset value, end of period	$10.67

Total return[2] (%)	8.61	[5,6,13]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.77	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.84	[7]

Net assets, end of period (in thousands)	109

Portfolio turnover (%)	9	[6]

PORTFOLIO DETAILS 67

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.13

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.65

Less distributions

From net investment income	(0.08)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.14)

Net asset value, end of period	$10.51

Total return[2] (%)	6.56	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	17.12	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.09	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.49	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.15

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.67

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.52

Total return[2] (%)	6.70	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.89	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.87	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.70	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

68 PORTFOLIO DETAILS

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.17

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.69

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.54

Total return[2] (%)	6.95	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.62	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.62	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.95	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.16

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.68

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.53

Total return[2] (%)	6.82	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.81	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.80	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	1.77	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

PORTFOLIO DETAILS 69

Lifecycle 2010 Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.18

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.70

Less distributions

From net investment income	(0.09)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.15)

Net asset value, end of period	$10.55

Total return[2] (%)	7.08	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.51	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.52	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.06	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.21

Net realized and unrealized gain (loss) on investments	0.52

Total from investment operations	0.73

Less distributions

From net investment income	(0.10)

From net realized gain	(0.06)

From capital paid-in	—

Total distributions	(0.16)

Net asset value, end of period	$10.57

Total return[2] (%)	7.33	[5,6,14]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.20	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.23	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.34	[7]

Net assets, end of period (in thousands)	107

Portfolio turnover (%)	17	[6]

70 PORTFOLIO DETAILS

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS R SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.18

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.55

Less distributions

From net investment income	(0.16)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.24)

Net asset value, end of period	$10.31

Total return[2] (%)	5.55	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.32	[7,8]

Ratio of net expenses to average net assets[3] (%)	1.12	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.04	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

CLASS R1 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.19

Net realized and unrealized gain (loss) on investments	0.38

Total from investment operations	0.57

Less distributions

From net investment income	(0.18)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.26)

Net asset value, end of period	$10.31

Total return[2] (%)	5.73	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.09	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.91	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.25	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

PORTFOLIO DETAILS 71

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS R2 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.22

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.59

Less distributions

From net investment income	(0.20)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.28)

Net asset value, end of period	$10.31

Total return[2] (%)	5.90	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.77	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.66	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.49	[7]

Net assets, end of period (in thousands)	110

Portfolio turnover (%)	56	[6]

CLASS R3 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.20

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.57

Less distributions

From net investment income	(0.18)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.26)

Net asset value, end of period	$10.31

Total return[2] (%)	5.77	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	16.01	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.84	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.32	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

72 PORTFOLIO DETAILS

Lifecycle Retirement Portfolio	PERIOD ENDED

CLASS R4 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.23

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.60

Less distributions

From net investment income	(0.20)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.28)

Net asset value, end of period	$10.32

Total return[2] (%)	6.07	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.71	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.55	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.60	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

CLASS R5 SHARES	8-31-07	[4]
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Income (loss) from investment operations

Net investment income (loss)[1,16]	0.25

Net realized and unrealized gain (loss) on investments	0.37

Total from investment operations	0.62

Less distributions

From net investment income	(0.22)

From net realized gain	(0.08)

From capital paid-in	—

Total distributions	(0.30)

Net asset value, end of period	$10.32

Total return[2] (%)	6.27	[5,6,15]
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets

Ratio of gross expenses to average net assets[3] (%)	15.41	[7,8]

Ratio of net expenses to average net assets[3] (%)	0.27	[7]

Ratio of net investment income (loss) to average net assets[1] (%)	2.89	[7]

Net assets, end of period (in thousands)	106

Portfolio turnover (%)	56	[6]

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Assumes dividend reinvestment and does not reflect the effect of sales charges.

3	Does not include expenses of the underlying funds in which the Portfolio invests.

4	Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares began operations on 10-30-06.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Annualized.

8	Does not take into consideration expense reductions during the period shown.

9	Less than $0.01 per share.

10	The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.26% and 11.52% for Class R4 and Class R5,respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3 and Class 1. See Note 1.

11	The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.03%, 10.55% and 10.81% for Class R, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class 1. See Note 1.

12	The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total return would have been 9.48% for Class R1. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R2, Class R3, Class R4, Class R5 and Class 1. See Note 1.

13	The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total returns would have been 7.83%, 7.98% and 8.22% for Class R, Class R1 and Class R2, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1. See Note 1.

14	The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.45%, 6.85%, 6.72%, 6.97% and 7.23% for Class R,Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1 and Class 1. See Note 1.

15	The Adviser made a payment to the Portfolio of $21,459. Excluding this payment, total returns would have been 5.37%, 5.45%, 5.63%, 5.80%, 5.67%, 5.97% and 6.17% for Class B, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class C and Class 1. See Note 1.

16	Based on the average of the share outstanding.

PORTFOLIO DETAILS 73

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail:
John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC LCRPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Optimized Value Fund

CLASS A, CLASS B AND CLASS C SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Optimized Value Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Class A, B and C shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Optimized Value Fund

Goal and strategy

GOAL: To seek long-term capital appreciation.

STRATEGY: Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital. The Fund invests in U.S. companies with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Value Index. As of November 30, 2007, the market capitalization range of the Russell 1000 Value Index was $735 million to $487 billion.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

The graph shows the total return on the Fund’s Class NAV shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference).1 This information may help to provide an indication of the Fund’s risk. Past performance before and after taxes does not indicate future results.

 Class NAV calendar year total returns (without sales charges)

Year-to-date: 4.61% (as of 09-30-2007)	Best quarter: Q4 ’06, 7.67%	Worst quarter: Q2 ’06, 0.19%

Average annual total returns (including sales charge)		Life of
for periods ended 12-31-06	1 Year	Class NAV

Class NAV before tax (began 10-14-05)	21.42%	24.69%

Class NAV after tax on distributions	19.09%	22.58%

Class NAV after tax on distributions, with sale	13.92%	19.83%

Russell 1000 Value Index	22.24%	23.64%[2]

1	Because the assets represented by Class NAV shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.
2	Index figures as of closest month end to inception date.

After-tax returns
After-tax returns are shown for Class NAV shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees on taxes)

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

4 FUND

Principal risks

The principal risks of investing in the Fund (which include the risks of any underlying investment company or similar entity purchased by the Fund) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Equity securities risk
■	Foreign securities risk
■	High portfolio turnover risk
■	Issuer risk
■	Liquidity risk
■	Medium and Smaller company risk

FUND CODES

Class A
Ticker	—
CUSIP	47804A577

Class B
Ticker	—
CUSIP	47804A569

Class C
Ticker	—
CUSIP	47804A551

Your expenses

Operating expenses are paid from the Fund’s assets and, therefore, are paid by shareholders indirectly.

Shareholder transaction expenses[1]	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	none	none

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none[2]	5.00%	1.00%[3]

Annual operating expenses	Class A	Class B	Class C

Management fee	0.65%	0.65%	0.65%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%

Other expenses	0.39%	0.39%	0.39%

Total fund operating expenses	1.34%	2.04%	2.04%

Contractual expense reimbursement (at least until 12/31/08)[4]	0.05%	0.05%	0.05%

Net fund operating expenses	1.29%	1.99%	1.99%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class A	$625	$899	$1,193	$2,028

Class B with redemption	$702	$935	$1,294	$2,185

Class B without redemption	$202	$635	$1,094	$2,185

Class C with redemption	$302	$635	$1,094	$2,365

Class C without redemption	$202	$635	$1,094	$2,365

1	A $4.00 fee will be charged for wire redemptions.
2	Except for investments of $1 million or more; see “How sales charges are calculated.”
3	Only if sold within the first year after purchase; see “How sales charges are calculated.”
4	The Adviser has contractually agreed to waive advisory fees or reimburse certain Fund expenses so that total Fund operating expenses do not exceed 1.29% for Class A, 1.99% for Class B and 1.99% for Class C of the average annual net assets attributable to the respective classes. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until termination by the Adviser on notice to JHF II.

FUND 5

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

■	A front-end sales charge, as described in the section “How sales charges are calculated.”
■	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”
■	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

■	No front-end sales charge; all your money goes to work for you right away.
■	Distribution and service (Rule 12b-1) fees of 1.00%.
■	A 1.00% CDSC on shares sold within one year of purchase.
■	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund]

6 YOUR ACCOUNT

under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third party administrator for the plan a one time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares or Class I shares of any John Hancock fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock fund held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

YOUR ACCOUNT 7

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

■	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
■	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
■	Combination Privilege — lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

■	to make payments through certain systematic withdrawal plans
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	redemptions pursuant to a fund’s right to liquidate an account less than $1,000
■	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
■	to make certain distributions from a retirement plan
■	because of shareholder death or disability

To utilize a waiver you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

■	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
■	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
■	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
■	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA
■	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
■	individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted
■	participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
■	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs
■	participants in certain retirement plans with at least 100 eligible employees (one year CDSC applies) and that are currently invested in Class A shares of John Hancock funds
■	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

8 YOUR ACCOUNT

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

■	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” for additional details)
■	dividend reinvestments (see “Dividends and account policies” for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

■	non-retirement account: $1,000
■	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment
■	group investments: $250
■	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month
■	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

YOUR ACCOUNT 9

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Log on to the Web site below to process exchanges between funds. ■ Call EASI-Line for automated service. ■ Call your financial representative or Customer Service to request an exchange.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain your wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

■ Complete the “Bank Information” section on your account application.

■ Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
■ Verify that your bank or credit union is a member of the ACH system.

■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

■ Call EASI-Line for automated service.

■ Call Customer Service between 8:00 a.m. and 7:00 p.m. Eastern time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

10 YOUR ACCOUNT

Selling shares

To sell some or all of your shares

By letter
■ Accounts of any type. ■ Sales of any amount.
■ Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).

■ Mail the materials to Signature Services.

■ A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
■ Most accounts. ■ Sales of up to $100,000.	■ Log on to the Web site below to initiate redemptions from your fund.

By phone
■ Most accounts. ■ Sales of up to $100,000.	■ Call EASI-Line for automated service. ■ Call our financial representative or call Customer Service between 8 a.m. and 7 p.m. Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Requests by Internet or phone to sell up to $100,000.
■ To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

■ Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
■ Accounts of any type. ■ Sales of any amount.
■ Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

■ Log on to the Web site below to process exchanges between your funds.

■ Call EASI-Line for automated service.

■ Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

YOUR ACCOUNT 11

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

12 YOUR ACCOUNT

Transaction policies

Valuation of shares

The NAV per share is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the

YOUR ACCOUNT 13

purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive

14 YOUR ACCOUNT

trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

YOUR ACCOUNT 15

Additional investor services

Monthly automatic accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

■	Complete the appropriate parts of your account application.
■	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

■	Make sure you have at least $5,000 worth of shares in your account.
■	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
■	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
■	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
■	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Restrictions on 403(b)(7) Plans Accounts

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

16 YOUR ACCOUNT

 Risks of investing in the Fund

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Issuer risk
An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

RISKS OF INVESTING IN THE FUND 17

Liquidity risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

18 RISKS OF INVESTING IN THE FUND

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Optimized Value Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

	First	Next	Excess over
	$500 million	$500 million	$1 billion

Aggregate Net Assets of the Fund and Optimized Value Trust	0.700%	0.650%	0.600%

FUND DETAILS 19

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Fund. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

20 FUND DETAILS

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any. The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management and responsibility of the Fund.

Noman Ali
(since 2007), portfolio management team member
— Assistant Vice President and a Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1999

Rhonda Chang
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1994

Chris Hensen
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1995

Brett Hryb
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1993

Harpreet Singh
(since 2007), leader of portfolio management team
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 2000

Financial highlights

This section normally details the performance of the Fund’s share class. Because the Fund has not yet commenced operations, there are no financial highlights to report.

FUND DETAILS 21

Appendix

Related Performance Information for the Optimized Value Fund

Historical Performance of the Quantitative Value Trust and MFC Global Investment Management (U.S.A.)
Limited U.S. Large Cap Value Equity Composite

The Optimized Value Fund (the “Fund”), formerly the Quantitative Value Fund, is a series of John Hancock Funds II that commenced operations on October 15, 2005. The Fund is subadvised by the same investment adviser, MFC Global Investment Management (U.S.A.) (“MFC Global (U.S.A.)”) as the Quantitative Value Trust (the “QV Trust”), a registered series of John Hancock Trust, and has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies as the QV Trust and the U.S. Large Cap Value Equity Composite (the “Composite”). The Composite is comprised of two registered investment companies, the Fund and QV Trust, and one separate account, all of which have substantially similar investment objectives, policies and strategies. The performance presented in the Composite has been generated on a performance asset weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Series I shares of the QV Trust and the Composite as a whole. Because of the similarities among the Fund, QV Trust and the Composite, this information may help provide an indication of the Fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the QV Trust and Composite, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the QV Trust and/or the Composite. The performance of the Fund may be greater or less than the performance of the QV Trust and/or the Composite due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences among the Fund, QV Trust and Composite.

Performance information — bar charts and tables — are presented on the following page for the QV Trust and Composite. The bar charts show how the QV Trust and Composite’s total return has varied year-to-year, and the tables show average annual returns for the periods ended September 30, 2007 and since inception (as compared with a broad-based market index for reference). The past performance of the QV Trust and the Composite has been calculated net of expenses. All figures assume dividend reinvestment.

The past performance of the QV Trust and Composite is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or would have performed in the future.

The Class A, B and C shares of the Fund have front-end or deferred sales charges. The Series I shares of the corresponding QV Trust do not have such charges. The other expenses of the Class A, B and C shares of the Fund, including its Rule 12b-1 fee, are higher than the expenses of the Series I shares of the QV Trust. As a result, the total operating fees and expenses of the Fund are higher than those of the QV Trust and, therefore, the performance shown in the bar chart and table for the Series I shares of the QV Trust would be lower if adjusted to reflect the sales charges and higher fees and expenses of the Class A, B and C shares of the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

22 APPENDIX

JHT Quantitative Value Trust & MFC Global Investment
Management (U.S.A.) Limited U.S. Large Cap Value Equity Composite

Corresponding to: Optimized Value Fund

JHT Quantitative Value Trust (Series I)
total returns:
Series I: 3Q ’07, −0.80%
Best quarter: 4Q ’06, 7.55%
Worst quarter: 1Q ’05, −0.34%

Russell 1000 Value Index: Russell 1000 Value
Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Net assets of JHT Quantitative Value Trust as of 9-30-07: $1,161,616

 Series I Calendar year total returns

 JHT Quantitative Value Trust average annual total returns
for period ending 9-30-07

			Since
	1 year	3 year	inception

Series I (5-3-04)	12.53%	15.44%	15.27%

Russell 1000 Value Index	14.45%	15.25%	14.93%

U.S. Large Cap Value Equity Composite
total returns:
Composite: 3Q ’07, −0.80%
Best quarter: 2Q ’03, 17.15%
Worst quarter: 3Q ’02, −16.78%

Net assets of U.S. Large Cap Value Equity Composite as of 9-30-07: $1,631,439,410

 Composite Calendar year total returns

 U.S. Large Cap Value Equity Composite annual total returns
for period ending 9-30-07

				Since
	1 year	3 year	5 year	inception

Composite (1-1-01)	12.67%	15.74%	19.01%	8.25%

Russell 1000 Value Index	14.45%	15.25%	18.07%	7.95%

APPENDIX 23

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC 3260PN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

John Hancock
Optimized Value Fund

CLASS I SHARES

Prospectus
12.31.2007

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Overview

The John Hancock Optimized Value Fund (the “Fund”) is a series of John Hancock Funds II (“JHF II”).

This prospectus relates to the Institutional Class I shares of the Fund. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds, such as the Fund, are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosure carefully before investing.

 Optimized Value Fund

Goal and strategy

GOAL: To seek long-term capital appreciation.

STRATEGY: Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital. The Fund invests in U.S. companies with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Value Index. As of November 30, 2007, the market capitalization range of the Russell 1000 Value Index was $735 million to $487 billion.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Past performance

The graph shows the total return of the Fund’s Class NAV shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)1. This information may help to provide an indication of the Fund’s risk. Past performance before and after taxes does not indicate future results.

 Class NAV calendar year total returns (without sales charges)

Year-to-date: 4.61%            Best quarter: Q4 ’06, 7.67%     Worst quarter: Q2 ’06, 0.19%
(as of 09-30-2007)

Average annual total returns (including sales charge)		Life of
for periods ended 12-31-06	1 Year	Class NAV

Class NAV before tax (began 10-14-05)	21.42%	24.69%

Class NAV after tax on distributions	19.09%	22.58%

Class NAV after tax on distributions, with sale	13.92%	19.83%

Russell 1000 Value Index	22.24%	23.64% [2]

1	Because the assets represented by Class NAV shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

2	Index figures as of closest month end to inception date.

After-tax returns
After-tax returns are shown for Class NAV shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

4 FUND

Principal risks

The principal risks of investing in the Fund (which include the risks of any underlying investment company or similar entity purchased by the Fund) that could adversely affect its net asset value (“NAV”) and performance, include the following. For a further description of these principal risks, please see “Risks of investing in the Fund.”

■	Active management risk
■	Equity securities risk
■	Foreign securities risk
■	High portfolio turnover risk
■	Issuer risk
■	Liquidity risk
■	Medium and smaller company risk

FUND CODES

Class I
Ticker	—
CUSIP	47804A544

Your expenses

Operating expenses are paid from the Fund’s assets and, therefore, are paid by shareholders indirectly.

Annual operating expenses	Class I

Management fee	0.65%

Other expenses	0.09%

Total fund operating expenses	0.74%

Contractual expense reimbursement (at least until 12-31-08)[1]	0.00%

Net fund operating expenses	0.74%

The hypothetical example at right shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund’s actual expenses and returns, either past or future.

Expenses	Year 1	Year 3	Year 5	Year 10

Class I	$76	$237	$411	$918

1	The Adviser has contractually agreed to waive advisory fees or reimburse certain Fund expenses so that total Fund operating expenses do not exceed 0.84% for Class I average annual net assets. This expense reimbursement shall continue in effect until December 31, 2008 and thereafter until termination by the Adviser on notice to JHF II.

FUND 5

 Your account

Who can buy Class I shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares, See “Opening an account:”

■	Retirement and other benefit plans
■	Endowment funds and foundations
■	Any state, county or city, or its instrumentality, department, authority or agency
■	Accounts registered to insurance companies, trust companies and bank trust departments
■	Investment companies, both affiliated and not affiliated with the Adviser
■	Investors who participate in fee-based, wrap and other investment platform programs
■	Any entity that is considered a corporation for tax purposes
■	Fund trustees and other individuals who are affiliated with the fund or other John Hancock funds

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Opening an account

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to “Who can buy Class I shares.”

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (“Signature Services”), the fund’s transfer agent, at 1-888-972-8696.

5 Make your initial investment using the table “Buying shares.”

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■	directly, by the payment of sales commissions, if any; and
■	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the “Distributor”) may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (“SAI”) discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

6 YOUR ACCOUNT

Buying shares

Opening an account	Adding to an account

By check
■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■ Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

■ If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered.

■ Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Customer Service to request an exchange.	■ Call your financial representative or Customer Service to request an exchange.
■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.	■ You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

By wire
■ Deliver your completed application to your financial representative or mail it to Signature Services.

■ Obtain your account number by calling your financial representative or Customer Service.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■ Obtain wiring instructions by calling Customer Service.

■ Instruct your bank to wire the amount of your investment. Specify the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”	■ Verify that your bank or credit union is a member of the ACH system.
■ Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.
■ Call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days to verify that these features are in place on your account.
■ Call your financial representative or Customer Service with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

YOUR ACCOUNT 7

Selling shares

To sell some or all of your shares

By letter
■ Sales of any amount.
■ Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■ Include all signatures and any additional documents that may be required (see next page).
■ Mail the materials to Signature Services.
■ A check or wire will be sent according to your letter of instruction.
■ Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By phone
Amounts up to $100,000:
■ Most accounts.

Amounts up to $5 million:
■ Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 4039(b) plans and all John Hancock custodial retirement accounts).

■ Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and address on the account.

■ To place your request with a representative at John Hancock funds, call Customer Service between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days or your financial representative.

■ Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

■ Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (“EFT”)
■ Requests by letter to sell any amount. ■ Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
■ To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

■ Amounts of $5 million or more will be wired on the next business day.

■ Amounts up to $100,000 may be sent by EFT, wire or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
■ Sales of any amount.	■ Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.
■ You may only exchange for shares of other Institutional funds, Class I share or Money Market Class A shares.
■ Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

8 YOUR ACCOUNT

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■	your address of record has changed within the past 30 days;
■	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
■	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
■ Letter of instruction.

■ On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

■ Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
■ Letter of instruction.

■ Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/ organization certification form.

■ On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

■ Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
■ Letter of instruction.

■ On the letter, the signature(s) of the trustee(s).

■ Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

■ Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	■ Letter of instruction signed by surviving tenant. ■ Copy of death certificate. ■ Medallion signature guarantee, if applicable (see above). ■ Inheritance tax waiver (if applicable).

Executors of shareholder estates.
■ Letter of instruction signed by executor.

■ Copy of order appointing executor, certified within the past 12 months.

■ Medallion signature guarantee, if applicable (see above).

■ Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	■ Call Customer Service for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-587-1897	1-800-972-8696

YOUR ACCOUNT 9

Transaction policies

Valuation of shares

The NAV per share is determined for each fund and class as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by a fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by a fund are valued at fair value as determined in good faith by the Board of Trustees of JHF II. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by a fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of a fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class or Money Market Fund Class A, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into the fund’s shares. The fund may change or cancel its exchange policies at any time, upon 60 days’ notice to its shareholders.

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason

10 YOUR ACCOUNT

and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the

YOUR ACCOUNT 11

line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
■	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
■	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

■	after every transaction (except a dividend reinvestment) that affects your account balance
■	after any changes of name or residential address of the registered owner(s)
■	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if your investment is not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. Some dividends paid in January may be taxable as if they had been paid the previous December.

12 YOUR ACCOUNT

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in Appendix B of the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable calendar quarter end.

YOUR ACCOUNT 13

 Risks of investing in the Fund

Risks of investing in certain types of securities
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active management risk
Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

High portfolio turnover risk
A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Issuer risk
An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

14 RISKS OF INVESTING IN THE FUND

Liquidity risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

RISKS OF INVESTING IN THE FUND 15

 Fund details

Business structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Fund.

The Trustees have the power to change the investment goal of the Fund without shareholder approval.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805
Manages the fund’s business and investment activities.

Subadviser

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Provides portfolio management to the fund.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

John Hancock Signature Services, Inc.
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Management fee schedule

The Fund pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Optimized Value Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

	First	Next	Excess over
	$500 million	$500 million	$1 billion

Aggregate Net Assets of the Fund and Optimized Value Trust	0.700%	0.650%	0.600%

16 FUND DETAILS

Adviser
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser. The Adviser administers the business and affairs of the Fund and retains and compensates an investment subadviser to manage the assets of the Fund. As of September 30, 2007, the Adviser and its affiliates had total assets under management of approximately $59 billion.

The Adviser and the subadviser to the Fund are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

Subadviser
MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Fund. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. As of August 31, 2007, MFC Global (U.S.A.) and its affiliates had total assets under management of approximately $217 billion.

The subadviser is compensated by the Adviser, and not by the Fund.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees’ approval, is permitted to appoint a new subadviser for a fund, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change the fund subadviser or the fees paid to the subadviser without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory contracts is available in the annual report to shareholders for the period ended August 31, 2007.

FUND DETAILS 17

Management biographies

Below is an alphabetical list of the portfolio managers, including a brief summary of their business careers over the past five years. Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any. The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management and responsibility of the Fund.

Noman Ali
(since 2007), portfolio management team member
— Assistant Vice President and a Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1999

Rhonda Chang
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1994

Chris Hensen
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1995

Brett Hryb
(since 2007), portfolio management team member
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 1993

Harpreet Singh
(since 2007), leader of portfolio management team
— Vice President and a Senior Portfolio Manager of U.S. Equities — joined MFC Global (U.S.A.) in 2000

Financial highlights

This section normally details the performance of the Fund’s share class. Because the Fund has not yet commenced operations, there are no financial highlights to report.

18 FUND DETAILS

Appendix

Related Performance Information for the Optimized Value Fund

Historical Performance of the Quantitative Value Trust and MFC Global Investment Management (U.S.A.) Limited U.S. Large Cap Value Equity Composite

The Optimized Value Fund (the “Fund”), formerly the Quantitative Value Fund, is a series of John Hancock Funds II that commenced operations on October 15, 2005. The Fund is subadvised by the same investment adviser, MFC Global Investment Management (U.S.A.) (“MFC Global (U.S.A.)”) as the Quantitative Value Trust (the “QV Trust”), a registered series of John Hancock Trust, and has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies as the QV Trust and the U.S. Large Cap Value Equity Composite (the “Composite”). The Composite is comprised of two registered investment companies, the Fund and QV Trust, and one separate account, all of which have substantially similar investment objectives, policies and strategies. The performance presented in the Composite has been generated on a performance asset weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Series I shares of the QV Trust and the Composite as a whole. Because of the similarities among the Fund, QV Trust and the Composite, this information may help provide an indication of the Fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the QV Trust and Composite, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the QV Trust and/or the Composite. The performance of the Fund may be greater or less than the performance of the QV Trust and/or the Composite due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences among the Fund, QV Trust and Composite.

Performance information — bar charts and tables — are presented on the following page for the QV Trust and Composite. The bar charts show how the QV Trust and Composite’s total return has varied year-to-year, and the tables show average annual returns for the periods ended September 30, 2007 and since inception (as compared with a broad-based market index for reference). The past performance of the QV Trust and the Composite has been calculated net of expenses. All figures assume dividend reinvestment.

The past performance of the QV Trust and Composite is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or would have performed in the future.

The Series I shares of the QV Trust have similar total operating fees and expenses to the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

APPENDIX 19

JHT Quantitative Value Trust & MFC Global Investment Management (U.S.A.) Limited U.S. Large Cap Value Equity Composite

Corresponding to: Optimized Value Fund

Net assets of JHT Quantitative Value Trust as of 9-30-07: $1,161,616

JHT Quantitative Value Trust (Series I) total returns:
Series I: 3Q ’07, −0.80%
Best quarter: 4Q ’06, 7.55%
Worst quarter: 1Q ’05, −0.34%

Russell 1000 Value Index: Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

 Series I Calendar year total returns

 JHT Quantitative Value Trust average annual total returns for period ending 9-30-07

			Since
	1 year	3 year	inception

Series I (5-3-04)	12.53%	15.44%	15.27%

Russell 1000 Value Index	14.45%	15.25%	14.93%

Net assets of U.S. Large Cap Value Equity Composite as of 9-30-07: $1,631,439,410

U.S. Large Cap Value Equity Composite total returns:
Composite: 3Q ’07, −0.80%
Best quarter: 2Q ’03, 17.15%
Worst quarter: 3Q ’02, −16.78%

 Composite Calendar year total returns

 U.S. Large Cap Value Equity Composite annual total returns for period ending 9-30-07

				Since
	1 year	3 year	5 year	inception

Composite (1-1-01)	12.67%	15.74%	19.01%	8.25%

Russell 1000 Value Index	14.45%	15.25%	18.07%	7.95%

20 APPENDIX

For more information

Two documents are available that offer further information on the fund:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the JHF II’s policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of the fund, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
PO Box 9510
Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

© 2007 JOHN HANCOCK FUNDS, LLC 326IPN 12/07

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery